UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Master Extended Market Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2014

Date of reporting period: 09/30/2014

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2014 (Unaudited)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 1.6%
AAR Corp.	5,621	$135,747
Aerovironment, Inc. (a)	3,079	92,585
Alliant Techsystems, Inc.	4,582	584,846
Astronics Corp. (a)	2,570	122,538
Astronics Corp., Class B (a)	514	24,415
BE Aerospace, Inc. (a)	14,914	1,251,881
CPI Aerostructures, Inc. (a)	2,530	24,920
Cubic Corp.	3,267	152,896
Curtiss-Wright Corp.	6,896	454,584
Ducommun, Inc. (a)	1,874	51,366
Engility Holdings, Inc. (a)	1,317	41,051
Esterline Technologies Corp. (a)	4,664	518,963
Exelis, Inc.	27,066	447,672
GenCorp, Inc. (a)	10,203	162,942
HEICO Corp.	718	33,531
HEICO Corp., Class A	7,676	309,343
Hexcel Corp. (a)	14,146	561,596
Huntington Ingalls Industries, Inc.	7,194	749,687
Innovative Solutions & Support, Inc. (a)	4,600	23,989
Kratos Defense & Security Solutions, Inc. (a)	9,451	61,999
LMI Aerospace, Inc. (a)	2,720	34,816
Mantech International Corp., Class A	2,988	80,527
Moog, Inc., Class A (a)	6,278	429,415
Orbital Sciences Corp. (a)	9,185	255,343
RBC Bearings, Inc.	3,523	199,754
Smith & Wesson Holding Corp. (a)	9,163	86,499
Spirit Aerosystems Holdings, Inc., Class A (a)	17,576	668,942
Sturm Ruger & Co., Inc. (b)	3,052	148,602
Taser International, Inc. (a)	8,295	128,075
Teledyne Technologies, Inc. (a)	5,492	516,303
TransDigm Group, Inc.	7,388	1,361,830
Triumph Group, Inc.	7,777	505,894
VSE Corp.	644	31,569

		10,254,120

Alternative Energy — 0.2%
Amyris, Inc. (a)(b)	8,820	33,428
Ascent Solar Technologies, Inc. (a)	743	1,642
Enphase Energy, Inc. (a)	2,445	36,651
FuelCell Energy, Inc. (a)(b)	35,334	73,848
Green Plains Renewable Energy, Inc.	4,822	180,295
GT Advanced Technologies, Inc. (a)	20,301	219,860
Ocean Power Technologies, Inc. (a)	3,549	4,188
Pattern Energy Group, Inc.	2,688	83,113
Plug Power, Inc. (a)(b)	24,367	111,844
Renewable Energy Group, Inc. (a)	465	4,720
REX American Resources Corp. (a)	798	58,158
Solazyme, Inc. (a)	9,331	69,609

Common Stocks	Shares	Value

Alternative Energy (concluded)
SunPower Corp. (a)	6,581	$222,964

		1,100,320

Automobiles & Parts — 2.2%
Allison Transmission Holdings, Inc.	24,733	704,643
American Axle & Manufacturing Holdings, Inc. (a)	10,606	177,863
Autoliv, Inc.	13,422	1,233,750
Cooper Tire & Rubber Co.	8,746	251,010
Cooper-Standard Holding, Inc. (a)	923	57,595
Dana Holding Corp.	22,822	437,498
Dorman Products, Inc. (a)	4,690	187,881
Federal-Mogul Corp. (a)	4,499	66,900
Fuel Systems Solutions, Inc. (a)	2,169	19,326
Gentex Corp.	21,469	574,725
Gentherm, Inc. (a)	5,419	228,844
Lear Corp.	11,643	1,006,072
LKQ Corp. (a)	44,300	1,177,937
LoJack Corp. (a)	6,073	23,806
Modine Manufacturing Co. (a)	7,575	89,915
Motorcar Parts of America, Inc. (a)	2,943	80,079
Standard Motor Products, Inc.	3,134	107,904
Stoneridge, Inc. (a)	4,259	47,999
Strattec Security Corp.	573	46,614
Superior Industries International, Inc.	3,069	53,800
Tenneco, Inc. (a)	9,011	471,365
Tesla Motors, Inc. (a)	13,971	3,390,482
Titan International, Inc.	8,211	97,054
Tower International, Inc. (a)	2,094	52,748
TRW Automotive Holdings Corp. (a)	16,187	1,638,934
U.S. Auto Parts Network, Inc. (a)	7,139	20,132
Visteon Corp. (a)	6,503	632,417
WABCO Holdings, Inc. (a)	8,179	743,880

		13,621,173

Banks — 5.0%
1st Source Corp.	1,862	53,030
1st United Bancorp, Inc.	6,012	51,222
Ameriana Bancorp	1,956	29,007
American National Bankshares, Inc.	1,548	35,217
Ameris Bancorp	4,563	100,158
Ames National Corp.	1,856	41,482
Arrow Financial Corp.	2,225	55,771
Associated Banc-Corp	22,027	383,710
Astoria Financial Corp.	12,497	154,838
Banc of California, Inc.	4,690	54,545
Bancfirst Corp.	770	48,171
The Bancorp, Inc. (a)	6,671	57,304
Bancorp of New Jersey, Inc.	2,128	24,110
BancorpSouth, Inc.	12,027	242,224
Bank Mutual Corp.	7,238	46,396

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	1

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks (continued)
Bank of Hawaii Corp.	6,145	$349,097
The Bank of Kentucky Financial Corp.	1,025	47,386
Bank of Marin Bancorp	972	44,605
Bank of the Ozarks, Inc.	9,184	289,480
BankFinancial Corp.	4,459	46,284
BankUnited, Inc.	15,096	460,277
Banner Corp.	3,084	118,641
Bar Harbor Bankshares	1,972	57,050
BCB Bancorp, Inc.	2,823	37,546
Bear State Financial, Inc. (a)	2,336	21,024
Beneficial Mutual Bancorp, Inc. (a)	5,424	69,319
Berkshire Hills Bancorp, Inc.	3,819	89,708
BofI Holding, Inc. (a)	2,046	148,765
BOK Financial Corp.	2,663	177,036
Boston Private Financial Holdings, Inc.	12,591	156,002
Bridge Bancorp, Inc.	2,106	49,807
Bridge Capital Holdings (a)	2,653	60,329
Brookline Bancorp, Inc.	10,701	91,494
Bryn Mawr Bank Corp.	2,643	74,876
California First National Bancorp	882	13,089
Camden National Corp.	1,176	41,160
Cape Bancorp, Inc.	3,648	34,401
Capital Bank Financial Corp., Class A (a)	5,317	126,970
Capital City Bank Group, Inc.	1,923	26,037
Capitol Federal Financial, Inc.	18,962	224,131
Cardinal Financial Corp.	4,985	85,094
Cascade Bancorp (a)	6,367	32,153
Cathay General Bancorp	10,973	272,460
Centerstate Banks, Inc.	6,618	68,496
Central Pacific Financial Corp.	4,655	83,464
Century Bancorp, Inc., Class A	627	21,707
Chemical Financial Corp.	4,344	116,810
Chicopee Bancorp, Inc.	2,061	30,585
Citizens & Northern Corp.	2,446	46,474
City Holding Co.	2,320	97,742
City National Corp.	6,932	524,544
Clifton Bancorp, Inc.	1,974	24,853
CNB Financial Corp.	2,402	37,711
CoBiz Financial, Inc.	5,743	64,207
Colony Bankcorp, Inc. (a)	750	4,838
Columbia Banking System, Inc.	7,682	190,590
Commerce Bancshares, Inc.	11,253	502,390
Community Bank System, Inc.	6,000	201,540
Community Trust Bancorp, Inc.	2,381	80,073
CommunityOne Bancorp (a)	2,905	25,622
ConnectOne Bancorp, Inc.	2,856	54,407
Cullen/Frost Bankers, Inc.	7,719	590,581
CVB Financial Corp.	13,798	198,001
Dime Community Bancshares, Inc.	4,654	67,018
Eagle Bancorp, Inc. (a)	3,780	120,280

Common Stocks	Shares	Value

Banks (continued)
East West Bancorp, Inc.	20,691	$703,494
Eastern Virginia Bankshares, Inc. (a)	2,546	15,836
Enterprise Bancorp, Inc.	1,296	24,417
Enterprise Financial Services Corp.	3,330	55,678
ESB Financial Corp.	2,374	27,728
ESSA Bancorp, Inc.	1,863	21,052
Farmers Capital Bank Corp. (a)	1,489	33,547
Fidelity Southern Corp.	3,412	46,744
Financial Institutions, Inc.	2,187	49,164
First Bancorp, Inc.	2,216	36,941
First Bancorp, North Carolina	3,105	49,742
First BanCorp, Puerto Rico (a)	15,663	74,399
First Busey Corp.	11,407	63,537
First Citizens Banc Corp.	1,968	19,641
First Citizens BancShares, Inc., Class A	846	183,269
First Commonwealth Financial Corp.	13,854	116,235
First Community Bancshares, Inc.	2,730	39,012
First Connecticut Bancorp, Inc.	3,213	46,588
First Defiance Financial Corp.	1,535	41,460
First Financial Bancorp	8,783	139,035
First Financial Bankshares, Inc.	8,954	248,832
First Financial Corp.	1,437	44,475
First Financial Northwest, Inc.	2,894	29,548
First Financial Service Corp. (a)	968	3,475
First Horizon National Corp.	34,097	418,711
First Interstate Bancsystem, Inc.	2,988	79,391
First Merchants Corp.	5,448	110,104
First Midwest Bancorp, Inc.	11,044	177,698
First Niagara Financial Group, Inc.	52,329	435,901
The First of Long Island Corp.	1,491	51,365
First Republic Bank	18,072	892,395
First Security Group, Inc. (a)	15,167	30,031
First South Bancorp, Inc.	3,052	24,599
First United Corp. (a)	1,784	14,218
FirstMerit Corp.	23,745	417,912
Flagstar Bancorp, Inc. (a)	3,391	57,071
Flushing Financial Corp.	4,602	84,079
FNB Corp.	23,424	280,854
Fox Chase Bancorp, Inc.	2,566	41,851
Franklin Financial Corp. (a)	2,485	46,246
Fulton Financial Corp.	26,500	293,620
German American Bancorp, Inc.	2,176	56,163
Glacier Bancorp, Inc.	10,789	279,004
Great Southern Bancorp, Inc.	1,408	42,719
Guaranty Bancorp	3,814	51,527
Hampton Roads Bankshares, Inc. (a)	14,290	21,864
Hancock Holding Co.	11,651	373,415
Hanmi Financial Corp.	5,135	103,522
Hawthorn Bancshares, Inc.	1,241	17,064

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	2

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks (continued)
Heartland Financial USA, Inc.	2,048	$48,906
Heritage Commerce Corp.	4,396	36,091
Heritage Financial Corp.	5,226	82,780
HMN Financial, Inc. (a)	1,907	25,172
Home Bancorp, Inc. (a)	1,779	40,401
Home BancShares, Inc.	7,170	210,870
Home Loan Servicing Solutions Ltd.	11,237	238,112
HomeTrust Bancshares, Inc. (a)	3,179	46,445
Horizon Bancorp	1,338	30,828
Hudson Valley Holding Corp.	2,386	43,306
Iberiabank Corp.	4,573	285,858
Independent Bank Corp./MA	3,467	123,841
Independent Bank Corp./MI	4,221	50,314
International Bancshares Corp.	8,105	199,910
Intervest Bancshares Corp.	4,029	38,517
Investors Bancorp, Inc.	50,255	509,083
Kearny Financial Corp. (a)	3,257	43,416
Lakeland Bancorp, Inc.	5,519	53,865
Lakeland Financial Corp.	2,532	94,950
Macatawa Bank Corp.	6,531	31,349
MainSource Financial Group, Inc.	3,542	61,099
MB Financial, Inc.	9,008	249,341
Mercantile Bank Corp.	2,713	51,683
Merchants Bancshares, Inc.	1,163	32,785
Metro Bancorp, Inc. (a)	2,347	56,915
MidSouth Bancorp, Inc.	1,608	30,070
MidWestOne Financial Group, Inc.	1,520	34,975
MutualFirst Financial, Inc.	1,697	38,182
National Bankshares, Inc.	1,269	35,227
National Penn Bancshares, Inc.	16,473	159,953
NBT Bancorp, Inc.	6,330	142,552
New York Community Bancorp, Inc.	65,278	1,035,962
NewBridge Bancorp (a)	5,756	43,688
North Valley Bancorp (a)	1,795	38,736
Northfield Bancorp, Inc.	10,182	138,679
Northrim BanCorp, Inc.	1,270	33,566
Northwest Bancshares, Inc.	13,479	163,096
Norwood Financial Corp.	859	24,619
OceanFirst Financial Corp.	2,337	37,182
OFG Bancorp	7,031	105,324
Ohio Valley Banc Corp.	934	21,575
Old National Bancorp	14,444	187,339
Old Second Bancorp, Inc. (a)	5,393	25,940
OmniAmerican Bancorp, Inc.	2,365	61,466
Oritani Financial Corp.	6,327	89,147
Orrstown Financial Services, Inc. (a)	2,093	34,137
Pacific Continental Corp.	3,334	42,842
PacWest Bancorp	14,044	579,034
Park National Corp.	2,005	151,217
Park Sterling Corp.	9,934	65,862
Peapack Gladstone Financial Corp.	2,063	36,103

Common Stocks	Shares	Value

Banks (continued)
Penns Woods Bancorp, Inc.	1,050	$44,362
Peoples Bancorp of North Carolina, Inc.	1,497	25,090
Peoples Bancorp, Inc.	1,815	43,106
Peoples Financial Corp.	1,245	16,484
Pinnacle Financial Partners, Inc.	5,097	184,002
Popular, Inc. (a)	14,885	438,140
Porter Bancorp, Inc. (a)	1,044	1,044
Preferred Bank (a)	2,659	59,881
PrivateBancorp, Inc.	10,307	308,282
Prosperity Bancshares, Inc.	8,313	475,254
Provident Financial Holdings, Inc.	1,737	25,343
Provident Financial Services, Inc.	7,911	129,503
Pulaski Financial Corp.	2,837	32,626
Renasant Corp.	4,800	129,840
Republic Bancorp, Inc., Class A	1,667	39,491
Republic First Bancorp, Inc. (a)	6,390	24,857
Riverview Bancorp, Inc. (a)	6,227	24,846
S&T Bancorp, Inc.	4,337	101,746
Sandy Spring Bancorp, Inc.	3,931	89,981
Seacoast Banking Corp. of Florida (a)	4,359	47,644
Shore Bancshares, Inc. (a)	3,680	33,120
Sierra Bancorp	1,921	32,196
Signature Bank (a)	7,435	833,166
Simmons First National Corp., Class A	2,584	99,536
South State Corp.	3,558	198,963
Southside Bancshares, Inc. (b)	2,898	96,358
Southwest Bancorp, Inc.	3,310	54,284
State Bank Financial Corp.	5,576	90,554
Sterling Bancorp	12,155	155,462
Stock Yards Bancorp, Inc.	2,255	67,875
Suffolk Bancorp	2,452	47,593
Summit Financial Group, Inc. (a)	1,593	15,930
Sun Bancorp, Inc. (a)	2,292	41,508
Susquehanna Bancshares, Inc.	26,929	269,290
SVB Financial Group (a)	7,460	836,191
Synovus Financial Corp.	20,016	473,178
TCF Financial Corp.	23,707	368,170
Territorial Bancorp, Inc.	1,901	38,571
Texas Capital Bancshares, Inc. (a)	6,384	368,229
TFS Financial Corp.	12,496	178,943
Tompkins Financial Corp.	1,745	76,920
TowneBank	5,248	71,268
Trico Bancshares	2,123	48,022
TrustCo Bank Corp. NY	15,282	98,416
Trustmark Corp.	9,562	220,261
UMB Financial Corp.	5,193	283,278
Umpqua Holdings Corp.	25,096	413,331
Union Bankshares Corp.	6,713	155,070
United Bancorp, Inc.	3,115	25,200
United Bankshares, Inc.	9,006	278,556

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	3

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks (concluded)
United Community Banks, Inc.	6,361	$104,702
United Community Financial Corp.	11,244	52,622
United Financial Bancorp, Inc.	7,872	99,896
United Security Bancshares (a)	3,782	21,066
Univest Corp. of Pennsylvania	2,482	46,537
Valley National Bancorp	28,852	279,576
ViewPoint Financial Group, Inc.	5,686	136,123
Washington Federal, Inc.	14,524	295,709
Washington Trust Bancorp, Inc.	2,302	75,943
Waterstone Financial, Inc.	3,280	37,884
Webster Financial Corp.	13,302	387,620
WesBanco, Inc.	4,185	128,019
West BanCorp., Inc.	3,190	45,075
Westamerica BanCorp	3,780	175,846
Western Alliance Bancorp (a)	11,822	282,546
Westfield Financial, Inc.	3,799	26,821
Wilshire Bancorp, Inc.	11,170	103,099
Wintrust Financial Corp.	6,809	304,158
WSFS Financial Corp.	1,272	91,088
Yadkin Financial Corp. (a)	2,663	48,360

		31,284,473

Beverages — 0.1%
The Boston Beer Co., Inc., Class A (a)	1,150	255,024
Coca-Cola Bottling Co. Consolidated	775	57,838
Craft Brew Alliance, Inc. (a)	1,760	25,344
National Beverage Corp. (a)	2,243	43,739
Primo Water Corp. (a)	5,635	24,287
Willamette Valley Vineyards, Inc. (a)	2,312	12,762

		418,994

Chemicals — 2.5%
A. Schulman, Inc.	4,114	148,762
Aceto Corp.	4,209	81,318
Albemarle Corp.	11,385	670,576
American Vanguard Corp.	3,882	43,478
Ashland, Inc.	10,346	1,077,019
Axiall Corp.	10,446	374,071
Balchem Corp.	4,473	253,038
Cabot Corp.	8,564	434,794
Calgon Carbon Corp. (a)	8,315	161,145
Cambrex Corp. (a)	5,282	98,668
Celanese Corp., Series A	22,308	1,305,464
Chase Corp.	1,295	40,300
Chemtura Corp. (a)	13,404	312,715
Cytec Industries, Inc.	10,654	503,828
Ferro Corp. (a)	13,356	193,528
FutureFuel Corp.	3,639	43,268
Hawkins, Inc.	1,451	52,178
HB Fuller Co.	7,170	284,649

Common Stocks	Shares	Value

Chemicals (concluded)
Huntsman Corp.	29,011	$753,996
Innophos Holdings, Inc.	3,136	172,762
Innospec, Inc.	3,555	127,624
Intrepid Potash, Inc. (a)	8,200	126,690
KMG Chemicals, Inc.	1,469	23,915
Koppers Holdings, Inc.	3,035	100,641
Kraton Performance Polymers, Inc. (a)	5,043	89,816
Kronos Worldwide, Inc.	2,763	38,074
LSB Industries, Inc. (a)	2,939	104,952
Metabolix, Inc. (a)	4,583	4,171
Minerals Technologies, Inc.	5,044	311,265
NewMarket Corp.	1,551	590,962
Olin Corp.	11,378	287,294
OM Group, Inc.	4,674	121,290
OMNOVA Solutions, Inc. (a)	8,090	43,443
Penford Corp. (a)	2,295	30,225
Platform Specialty Products Corp. (a)	13,235	331,140
PolyOne Corp.	13,348	474,922
Polypore International, Inc. (a)	6,937	269,919
Quaker Chemical Corp.	1,917	137,430
Rayonier Advanced Materials, Inc. (b)	6,271	206,379
Rentech, Inc. (a)	30,656	52,422
Rockwood Holdings, Inc.	10,499	802,649
RPM International, Inc.	19,345	885,614
Senomyx, Inc. (a)	7,801	63,968
Sensient Technologies Corp.	6,902	361,320
Stepan Co.	2,813	124,841
TOR Minerals International, Inc. (a)	1,000	8,320
Tredegar Corp.	3,711	68,320
Tronox Ltd., Class A	9,237	240,624
The Valspar Corp.	11,020	870,470
Westlake Chemical Corp.	5,836	505,339
WR Grace & Co. (a)	10,964	997,066
Zagg, Inc. (a)	5,548	30,958
Zep, Inc.	3,420	47,948

		15,485,568

Construction & Materials — 2.2%
AAON, Inc.	6,423	109,255
Acuity Brands, Inc.	6,446	758,759
AECOM Technology Corp. (a)	14,823	500,276
Aegion Corp. (a)	5,959	132,588
Ameresco, Inc., Class A (a)	4,419	30,270
American DG Energy, Inc. (a)(b)	13,435	15,450
American Woodmark Corp. (a)	2,023	74,568
AO Smith Corp.	10,941	517,290
Apogee Enterprises, Inc.	4,359	173,488
Argan, Inc.	1,758	58,682
Armstrong World Industries, Inc. (a)	6,693	374,808
BlueLinx Holdings, Inc. (a)	22,042	28,875

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	4

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Construction & Materials (continued)
Boise Cascade Co. (a)	4,044	$121,886
Builders FirstSource, Inc. (a)	9,072	49,442
Chicago Bridge & Iron Co. NV	14,175	820,024
Eagle Materials, Inc.	7,524	766,169
EMCOR Group, Inc.	9,909	395,964
Fortune Brands Home & Security, Inc.	23,278	956,959
Foster Wheeler AG	14,634	462,727
Generac Holdings, Inc. (a)	10,137	410,954
Gibraltar Industries, Inc. (a)	4,428	60,619
Granite Construction, Inc.	5,285	168,116
Great Lakes Dredge & Dock Corp. (a)	9,666	59,736
Griffon Corp.	6,030	68,682
Headwaters, Inc. (a)	12,367	155,082
Hill International, Inc. (a)	5,539	22,156
Insteel Industries, Inc.	2,430	49,961
Integrated Electrical Services, Inc. (a)	2,641	21,788
Inteliquent, Inc.	5,525	68,786
KBR, Inc.	21,841	411,266
Layne Christensen Co. (a)	3,913	37,995
LB Foster Co., Class A	1,479	67,945
Lennox International, Inc.	6,499	499,578
Louisiana-Pacific Corp. (a)	21,467	291,737
Masonite International Corp. (a)	2,044	113,197
MasTec, Inc. (a)	9,152	280,234
MDU Resources Group, Inc.	28,179	783,658
Mueller Water Products, Inc., Series A	23,943	198,248
MYR Group, Inc. (a)	3,640	87,651
NCI Building Systems, Inc. (a)	5,071	98,377
Nortek, Inc. (a)	1,731	128,960
Northwest Pipe Co. (a)	1,680	57,288
Omega Flex, Inc.	1,009	19,635
Orion Marine Group, Inc. (a)	5,034	50,239
Owens Corning	16,373	519,843
Patrick Industries, Inc. (a)	986	41,767
PGT, Inc. (a)	6,280	58,530
Pike Corp. (a)	4,565	54,278
Primoris Services Corp.	5,751	154,357
Quanex Building Products Corp.	5,802	104,958
Simpson Manufacturing Co., Inc.	5,710	166,447
Sterling Construction Co., Inc. (a)	4,288	32,889
Thermon Group Holdings, Inc. (a)	5,070	123,809
TRC Cos., Inc. (a)	3,961	25,865
Trex Co., Inc. (a)	4,838	167,250
Tutor Perini Corp. (a)	5,832	153,965
Universal Forest Products, Inc.	2,945	125,781
USG Corp. (a)	13,820	379,912
Valmont Industries, Inc. (b)	3,866	521,639
Watsco, Inc.	3,831	330,156

Common Stocks	Shares	Value

Construction & Materials (concluded)
Watts Water Technologies, Inc., Class A	3,991	$232,476

		13,753,290

Electricity — 1.4%
ALLETE, Inc.	5,910	262,345
Alliant Energy Corp.	16,299	903,128
Alteva (a)	1,815	12,814
Black Hills Corp.	6,519	312,130
Calpine Corp. (a)	53,183	1,154,071
Cleco Corp.	8,686	418,231
Covanta Holding Corp.	19,269	408,888
Dynegy, Inc. (a)	12,673	365,743
El Paso Electric Co.	6,267	229,059
The Empire District Electric Co.	7,217	174,290
Great Plains Energy, Inc.	23,312	563,451
Hawaiian Electric Industries, Inc. (b)	14,355	381,125
IDACORP, Inc.	7,221	387,118
ITC Holdings Corp.	23,268	829,039
MGE Energy, Inc.	5,145	191,703
NorthWestern Corp.	5,838	264,812
Ormat Technologies, Inc.	3,208	84,274
Portland General Electric Co.	11,667	374,744
TerraForm Power, Inc., Class A (a)	2,940	84,848
UIL Holdings Corp.	9,098	322,069
Unitil Corp.	3,102	96,441
U.S. Geothermal, Inc. (a)	23,727	13,287
Westar Energy, Inc.	19,630	669,776

		8,503,386

Electronic & Electrical Equipment — 2.7%
Adept Technology, Inc. (a)	3,068	25,802
Allied Motion Technologies, Inc.	1,620	23,004
American Science & Engineering, Inc.	1,261	69,834
Anixter International, Inc.	3,908	331,555
API Technologies Corp. (a)	12,042	28,299
Arrow Electronics, Inc. (a)	14,322	792,723
Avnet, Inc.	20,099	834,108
AVX Corp.	6,474	85,975
AZZ, Inc.	3,732	155,886
Badger Meter, Inc.	2,135	107,711
Bel Fuse, Inc., Class B	2,157	53,364
Belden, Inc.	6,422	411,136
Benchmark Electronics, Inc. (a)	8,089	179,657
Brady Corp., Class A	6,689	150,101
Capstone Turbine Corp. (a)(b)	55,452	59,334
Checkpoint Systems, Inc. (a)	6,943	84,913
Cognex Corp. (a)	12,565	505,992
Coherent, Inc. (a)	3,792	232,715
CTS Corp.	5,283	83,947
CyberOptics Corp. (a)	2,661	29,856

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	5

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Electronic & Electrical Equipment (continued)
Daktronics, Inc.	6,043	$74,268
Electro Rent Corp.	3,274	45,083
Electro Scientific Industries, Inc.	4,035	27,398
eMagin Corp. (a)	8,818	20,722
Encore Wire Corp.	2,783	103,221
EnerNOC, Inc. (a)	4,406	74,726
EnerSys, Inc.	6,551	384,151
ESCO Technologies, Inc.	3,900	135,642
Fabrinet (a)	4,476	65,350
FARO Technologies, Inc. (a)	2,690	136,517
FEI Co.	6,112	460,967
General Cable Corp.	7,113	107,264
GrafTech International Ltd. (a)	17,533	80,301
Greatbatch, Inc. (a)	3,828	163,111
Houston Wire & Cable Co.	3,110	37,258
Hubbell, Inc., Class B	7,775	937,121
II-VI, Inc. (a)	8,445	99,398
Intevac, Inc. (a)	5,485	36,585
IntriCon Corp. (a)	2,740	16,413
IPG Photonics Corp. (a)	5,300	364,534
Itron, Inc. (a)	5,925	232,912
Kemet Corp. (a)	8,847	36,450
Knowles Corp. (a)	12,733	337,424
Landauer, Inc.	1,837	60,639
LightPath Technologies, Inc., Class A (a)	6,052	8,896
Lime Energy Co. (a)	559	1,806
Littelfuse, Inc.	3,360	286,205
LSI Industries, Inc.	3,465	21,033
MA-COM Technology Solutions Holdings, Inc. (a)	1,195	26,099
Magnetek, Inc. (a)	824	25,783
Maxwell Technologies, Inc. (a)	6,063	52,869
Measurement Specialties, Inc. (a)	2,456	210,258
Methode Electronics, Inc.	5,454	201,089
Mettler-Toledo International, Inc. (a)	4,275	1,094,956
MTS Systems Corp.	2,372	161,913
Napco Security Technologies, Inc. (a)	7,191	33,798
National Instruments Corp.	14,741	455,939
Newport Corp. (a)	6,575	116,509
NVE Corp. (a)	974	62,862
Orion Energy Systems, Inc. (a)	5,121	27,397
OSI Systems, Inc. (a)	2,898	183,965
Park Electrochemical Corp.	3,206	75,501
Plexus Corp. (a)	5,139	189,783
Powell Industries, Inc.	1,398	57,122
Regal-Beloit Corp.	6,524	419,167
Research Frontiers, Inc. (a)	5,552	31,924
Rofin-Sinar Technologies, Inc. (a)	4,390	101,233
Rogers Corp. (a)	2,784	152,452
Rubicon Technology, Inc. (a)	4,201	17,854

Common Stocks	Shares	Value

Electronic & Electrical Equipment (concluded)
Sanmina Corp. (a)	12,247	$255,472
Sensata Technologies Holding NV (a)	23,164	1,031,493
Servotronics, Inc. (a)	743	5,721
SL Industries, Inc. (a)	750	36,615
Trimble Navigation Ltd. (a)	38,216	1,165,588
TTM Technologies, Inc. (a)	8,600	58,566
Turtle Beach Corp. (a)(b)	2,949	22,560
Ultralife Corp. (a)	3,982	12,902
Universal Display Corp. (a)	6,337	206,840
Veeco Instruments, Inc. (a)	5,928	207,184
Viasystems Group, Inc. (a)	1,392	21,854
Vicor Corp. (a)	3,482	32,731
Vishay Intertechnology, Inc.	20,353	290,844
Vishay Precision Group, Inc. (a)	2,569	38,381
WESCO International, Inc. (a)	6,589	515,655
Zebra Technologies Corp., Class A (a)	7,397	524,965

		16,727,151

Financial Services — 3.4%
Ally Financial, Inc. (a)	14,581	337,404
Artisan Partners Asset Management, Inc., Class A	4,710	245,156
Asta Funding, Inc. (a)	2,169	17,808
Atlanticus Holdings Corp. (a)	1,465	2,754
BBCN Bancorp, Inc.	11,987	174,890
BGC Partners, Inc., Class A	26,284	195,290
Blackhawk Network Holdings, Inc., Class B (a)	6,216	200,777
Calamos Asset Management, Inc., Class A	3,145	35,444
Cash America International, Inc.	4,166	182,471
CBOE Holdings, Inc.	12,659	677,573
CIFC Corp.	2,496	22,589
CIT Group, Inc.	27,241	1,251,996
Cohen & Steers, Inc.	2,805	107,824
Cowen Group, Inc., Class A (a)	18,550	69,563
Credit Acceptance Corp. (a)	1,376	173,472
Diamond Hill Investment Group, Inc.	489	60,171
Eaton Vance Corp.	17,919	676,084
Encore Capital Group, Inc. (a)	3,846	170,416
Essent Group Ltd. (a)	4,573	97,908
EverBank Financial Corp.	13,176	232,688
Evercore Partners, Inc., Class A	5,234	245,998
Ezcorp, Inc., Class A (a)	8,222	81,480
FBR & Co. (a)	1,765	48,573
Federal Agricultural Mortgage Corp., Class C	1,972	63,380
Federated Investors, Inc., Class B	14,119	414,534
Financial Engines, Inc.	7,990	273,378

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	6

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Financial Services (continued)
First Cash Financial Services, Inc. (a)	4,540	$254,149
The First Marblehead Corp. (a)	4,899	13,913
FNF Group	41,184	1,142,444
FNFV Group (a)	13,726	188,870
FXCM, Inc., Class A	6,290	99,697
GAMCO Investors, Inc., Class A	650	45,981
GFI Group, Inc.	10,994	59,478
Green Dot Corp., Class A (a)	5,171	109,315
Greenhill & Co., Inc.	3,945	183,403
Imperial Holdings, Inc. (a)	4,686	30,225
Institutional Financial Markets, Inc.	1,108	2,161
Interactive Brokers Group, Inc., Class A	7,197	179,565
INTL. FCStone, Inc. (a)	1,975	34,207
Investment Technology Group, Inc. (a)	5,930	93,457
Janus Capital Group, Inc.	22,142	321,945
Jason Industries, Inc. (a)	2,144	22,190
JMP Group, Inc.	3,528	22,121
KCG Holdings, Inc., Class A (a)	12,151	123,090
Ladder Capital Corp., Class A (a)	1,461	27,613
Ladenburg Thalmann Financial Services, Inc. (a)	19,571	82,981
Liberty TripAdvisor Holdings, Inc., Class A (a)	10,537	357,204
LPL Financial Holdings, Inc.	11,704	538,969
MarketAxess Holdings, Inc.	5,606	346,787
Marlin Business Services Corp.	1,640	30,045
MGIC Investment Corp. (a)	51,611	403,082
MicroFinancial, Inc.	3,823	30,813
MoneyGram International, Inc. (a)	5,436	68,167
MSCI, Inc. (a)	17,286	812,788
Nelnet, Inc., Class A	2,846	122,634
NewStar Financial, Inc. (a)	4,431	49,804
NorthStar Asset Management Group, Inc. (a)	27,118	499,514
NRG Yield, Inc., Class A	3,681	173,191
Ocwen Financial Corp. (a)	17,078	447,102
Oppenheimer Holdings, Inc., Class A	1,362	27,581
PICO Holdings, Inc. (a)	4,035	80,498
Piper Jaffray Cos. (a)	2,533	132,324
Portfolio Recovery Associates, Inc. (a)	7,498	391,621
Pzena Investment Management, Inc., Class A	3,173	30,302
Radian Group, Inc.	27,973	398,895
Raymond James Financial, Inc.	17,974	963,047
RCS Capital Corp., Class A	4,122	92,827
Resource America, Inc., Class A	4,370	40,685
Safeguard Scientifics, Inc. (a)	4,085	75,164

Common Stocks	Shares	Value

Financial Services (concluded)
Santander Consumer USA Holdings, Inc.	12,093	$215,376
SEI Investments Co.	19,087	690,186
SLM Corp.	63,417	542,850
Springleaf Holdings, Inc. (a)	2,392	76,377
Stewart Information Services Corp.	3,359	98,587
Stifel Financial Corp. (a)	8,982	421,166
SWS Group, Inc. (a)	4,978	34,298
Synchrony Financial (a)	18,126	444,993
Synergy Resources Corp. (a)	8,885	108,308
TD Ameritrade Holding Corp.	35,685	1,190,808
TESARO, Inc. (a)	2,312	62,239
TPG Specialty Lending, Inc.	3,343	53,521
Tree.com, Inc. (a)	1,444	51,825
U.S. Global Investors, Inc., Class A	4,302	15,272
Virtus Investment Partners, Inc.	1,152	200,102
Voya Financial, Inc.	20,671	808,236
Waddell & Reed Financial, Inc., Class A	12,563	649,381
Walker & Dunlop, Inc. (a)	3,729	49,558
Westwood Holdings Group, Inc.	1,350	76,532
WisdomTree Investments, Inc. (a)	16,789	191,059
World Acceptance Corp. (a)	1,566	105,705
Xoom Corp. (a)	4,048	88,854

		21,384,703

Fixed Line Telecommunications — 0.5%
8x8, Inc. (a)	14,330	95,724
Cincinnati Bell, Inc. (a)	34,307	115,615
Consolidated Communications Holdings, Inc.	5,989	150,024
EarthLink Holdings Corp.	22,213	75,968
Enventis Corp.	2,224	40,432
Fairpoint Communications, Inc. (a)	4,215	63,942
General Communication, Inc., Class A (a)	4,596	50,142
Hawaiian Telcom Holdco, Inc. (a)	1,381	35,478
IDT Corp., Class B	2,546	40,889
inContact, Inc. (a)	8,833	76,803
Level 3 Communications, Inc. (a)	25,530	1,167,487
Lumos Networks Corp.	3,575	58,094
Straight Path Communications, Inc., Class B (a)	3,418	53,834
tw telecom, Inc. (a)	20,181	839,731
Vonage Holdings Corp. (a)	27,561	90,400

		2,954,563

Food & Drug Retailers — 0.7%
Casey's General Stores, Inc.	5,657	405,607
The Chefs' Warehouse, Inc. (a)	3,603	58,585
Core-Mark Holding Co., Inc.	3,184	168,879
The Fresh Market, Inc. (a)	6,338	221,386
GNC Holdings, Inc., Class A	13,360	517,566

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	7

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Food & Drug Retailers (concluded)
Ingles Markets, Inc., Class A	1,683	$39,870
Omnicare, Inc.	14,337	892,622
The Pantry, Inc. (a)	3,921	79,322
PetMed Express, Inc.	3,455	46,988
Rite Aid Corp. (a)	134,128	649,180
SpartanNash Co.	5,307	103,221
Sprouts Farmers Market, Inc. (a)	14,770	429,364
Supervalu, Inc. (a)	30,827	275,593
United Natural Foods, Inc. (a)	7,328	450,379
Vitamin Shoppe, Inc. (a)	4,670	207,301
Weis Markets, Inc.	1,485	57,960

		4,603,823

Food Producers — 1.6%
Alico, Inc.	610	23,241
The Andersons, Inc.	3,787	238,127
Annie's, Inc. (a)	1,950	89,505
B&G Foods, Inc.	8,323	229,299
Boulder Brands, Inc. (a)	9,566	130,385
Bunge Ltd.	20,839	1,755,269
Cal-Maine Foods, Inc.	2,149	191,970
Calavo Growers, Inc.	2,295	103,596
Chiquita Brands International, Inc. (a)	7,588	107,750
Darling International, Inc. (a)	24,744	453,310
Dean Foods Co.	14,492	192,019
Diamond Foods, Inc. (a)	4,042	115,642
Farmer Bros Co. (a)	892	25,823
Flowers Foods, Inc.	26,331	483,437
Fresh Del Monte Produce, Inc.	4,740	151,206
Golden Enterprises, Inc.	941	4,385
Griffin Land & Nurseries, Inc.	1,073	30,795
The Hain Celestial Group, Inc. (a)	7,536	771,310
Harbinger Group, Inc. (a)	13,646	179,035
Herbalife Ltd. (b)	10,096	441,700
HQ Sustainable Maritime Industries, Inc. (a)(b)	4,100	—
Ingredion, Inc.	10,921	827,703
J&J Snack Foods Corp.	2,141	200,312
John B Sanfilippo & Son, Inc.	1,174	37,991
Lancaster Colony Corp.	2,760	235,373
Lifeway Foods, Inc. (a)	2,119	29,390
Limoneira Co.	2,459	58,254
Mannatech, Inc. (a)	934	14,561
Medifast, Inc. (a)	2,189	71,865
MGP Ingredients, Inc.	2,244	29,329
Nutraceutical International Corp. (a)	2,417	50,539
Nutrisystem, Inc.	4,769	73,299
Omega Protein Corp. (a)	3,642	45,525
Pilgrim's Pride Corp. (a)	9,076	277,362
Pinnacle Foods, Inc.	8,994	293,654
Post Holdings, Inc. (a)	6,559	217,628

Common Stocks	Shares	Value

Food Producers (concluded)
Reliv International, Inc.	1,819	$2,256
Rocky Mountain Chocolate Factory, Inc.	2,724	34,159
Sanderson Farms, Inc.	2,959	260,244
Seaboard Corp. (a)	38	101,650
Seneca Foods Corp., Class A (a)	1,057	30,230
Snyders-Lance, Inc.	7,426	196,789
Tootsie Roll Industries, Inc.	2,820	78,932
TreeHouse Foods, Inc. (a)	5,511	443,635
USANA Health Sciences, Inc. (a)	1,235	90,970
WhiteWave Foods Co. (a)	25,738	935,061

		10,354,515

Forestry & Paper — 0.3%
Clearwater Paper Corp. (a)	3,010	180,931
Deltic Timber Corp.	1,749	108,998
Domtar Corp.	9,319	327,377
KapStone Paper and Packaging Corp. (a)	12,554	351,135
Mercer International, Inc. (a)	3,801	37,060
Neenah Paper, Inc.	2,503	133,860
PH Glatfelter Co.	6,319	138,702
Resolute Forest Products (a)	14,681	229,611
Veritiv Corp. (a)	1,220	61,073
Wausau Paper Corp.	8,251	65,430

		1,634,177

Gas, Water & Multi-Utilities — 1.4%
American States Water Co.	5,550	168,831
American Water Works Co., Inc.	25,387	1,224,415
Aqua America, Inc.	25,466	599,215
Artesian Resources Corp., Class A	2,012	40,522
Atmos Energy Corp.	14,305	682,349
Avista Corp.	9,077	277,121
Cadiz, Inc. (a)	3,708	38,526
California Water Service Group	7,627	171,150
Chesapeake Utilities Corp.	2,273	94,672
Connecticut Water Service, Inc.	1,969	63,993
Delta Natural Gas Co., Inc.	2,312	45,708
Gas Natural, Inc.	4,001	47,252
Genie Energy Ltd. (a)	4,711	33,118
The Laclede Group, Inc.	5,237	242,997
Middlesex Water Co.	2,966	58,134
National Fuel Gas Co.	12,253	857,587
New Jersey Resources Corp.	5,833	294,625
Northwest Natural Gas Co.	3,833	161,944
ONE Gas, Inc.	7,857	269,102
Piedmont Natural Gas Co., Inc.	10,565	354,244
PNM Resources, Inc.	11,804	294,038
Questar Corp.	25,817	575,461
RGC Resources, Inc.	2,449	48,735
SJW Corp.	2,006	53,901
South Jersey Industries, Inc.	4,709	251,272

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	8

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Gas, Water & Multi-Utilities (concluded)
Southwest Gas Corp.	6,290	$305,568
UGI Corp.	24,888	848,432
Vectren Corp.	12,350	492,765
WGL Holdings, Inc.	7,456	314,047

		8,909,724

General Industrials — 1.2%
Actuant Corp., Class A	10,115	308,710
AEP Industries, Inc. (a)	774	29,311
Aptargroup, Inc.	9,436	572,765
Berry Plastics Group, Inc. (a)	14,796	373,451
Carlisle Cos., Inc.	9,263	744,560
Crown Holdings, Inc. (a)	20,706	921,831
Graphic Packaging Holding Co. (a)	47,817	594,365
Greif, Inc., Class A	4,302	188,471
Harsco Corp.	11,862	253,965
Landec Corp. (a)	4,398	53,875
Multi-Color Corp.	2,274	103,421
Myers Industries, Inc.	3,762	66,362
Otter Tail Corp.	5,434	144,925
Packaging Corp. of America	14,430	920,923
Raven Industries, Inc.	5,522	134,737
Rexnord Corp. (a)	10,692	304,187
Rock-Tenn Co., Class A	20,824	990,806
Silgan Holdings, Inc.	6,377	299,719
Sonoco Products Co.	14,841	583,103
Taminco Corp. (a)	1,917	50,034
TriMas Corp. (a)	6,652	161,843
UFP Technologies, Inc. (a)	1,471	32,333

		7,833,697

General Retailers — 4.6%
1-800-Flowers.com, Inc., Class A (a)	3,545	25,489
Aaron's, Inc.	9,479	230,529
Abercrombie & Fitch Co., Class A	10,459	380,080
Advance Auto Parts, Inc.	10,654	1,388,216
Aéropostale, Inc. (a)	13,619	44,807
Amerco, Inc.	860	225,225
America's Car-Mart, Inc. (a)	1,386	54,872
American Eagle Outfitters, Inc.	25,308	367,472
American Public Education, Inc. (a)	2,859	77,164
ANN, Inc. (a)	6,914	284,373
Antero Resources Corp. (a)	6,888	378,082
Apollo Education Group, Inc. (a)	14,214	357,482
Asbury Automotive Group, Inc. (a)	4,565	294,077
Ascena Retail Group, Inc. (a)	19,006	252,780
Autobytel, Inc. (a)	2,429	20,865
Barnes & Noble, Inc. (a)	5,772	113,939
Beacon Roofing Supply, Inc. (a)	7,528	191,813
Big 5 Sporting Goods Corp.	2,684	25,149
Big Lots, Inc.	8,198	352,924
Blue Nile, Inc. (a)	2,186	62,410

Common Stocks	Shares	Value

General Retailers (continued)
The Bon-Ton Stores, Inc.	2,228	$18,626
Books-A-Million, Inc. (a)	1,081	1,838
Bridgepoint Education, Inc. (a)	2,864	31,962
Bright Horizons Family Solutions, Inc. (a)	4,287	180,311
Brown Shoe Co., Inc.	6,155	166,985
The Buckle, Inc.	3,979	180,607
Build-A-Bear Workshop, Inc. (a)	2,503	32,739
Burlington Stores, Inc. (a)	3,368	134,248
Cabela's, Inc. (a)	7,068	416,305
Cache, Inc. (a)	4,067	3,424
Cambium Learning Group, Inc. (a)	10,557	16,047
Capella Education Co.	1,731	108,361
Career Education Corp. (a)	10,687	54,290
Carriage Services, Inc.	3,000	51,990
The Cato Corp., Class A	3,894	134,187
CDK Global, Inc. (a)	23,266	711,707
Chegg, Inc. (a)	6,895	43,025
Chemed Corp.	2,560	263,424
Chico's FAS, Inc.	22,386	330,641
The Children's Place Retail Stores, Inc.	3,319	158,184
Christopher & Banks Corp. (a)	6,159	60,913
Citi Trends, Inc. (a)	2,851	63,007
Clean Energy Fuels Corp. (a)(b)	11,329	88,366
Collectors Universe, Inc.	1,741	38,302
Conn's, Inc. (a)(b)	3,781	114,451
Copart, Inc. (a)	16,699	522,929
Corinthian Colleges, Inc. (a)(b)	10,420	1,151
CST Brands, Inc.	11,102	399,117
dELiA*s, Inc. (a)(b)	11,134	3,073
Destination Maternity Corp.	2,029	31,328
Destination XL Group, Inc. (a)	9,670	45,642
Dick's Sporting Goods, Inc.	14,492	635,909
Dillard's, Inc., Class A	3,564	388,405
DSW, Inc., Class A	10,545	317,510
Express, Inc. (a)	12,714	198,466
The Finish Line, Inc., Class A	6,992	175,010
Five Below, Inc. (a)	7,243	286,895
Foot Locker, Inc.	20,890	1,162,529
Francesca's Holdings Corp. (a)	7,055	98,276
Fred's, Inc., Class A	4,554	63,756
FTD Cos., Inc. (a)	3,403	116,076
Gaiam, Inc., Class A (a)	3,595	26,387
Genesco, Inc. (a)	3,579	267,530
Grand Canyon Education, Inc. (a)	7,198	293,462
Group 1 Automotive, Inc.	3,061	222,565
GrubHub, Inc. (a)	1,843	63,104
Guess?, Inc.	8,649	190,019
Haverty Furniture Cos., Inc.	2,955	64,389
Hibbett Sports, Inc. (a)	3,847	163,998
Hillenbrand, Inc.	9,233	285,207
Houghton Mifflin Harcourt Co. (a)	16,204	315,006

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	9

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

General Retailers (continued)
HSN, Inc.	4,675	$286,905
ITT Corp.	13,169	591,815
ITT Educational Services, Inc. (a)(b)	2,918	12,518
JC Penney Co., Inc. (a)	45,394	455,756
K12, Inc. (a)	4,637	74,007
KAR Auction Services, Inc.	20,842	596,706
Kirkland's, Inc. (a)	2,515	40,517
Lands' End, Inc. (a)	2,215	91,081
Learning Tree International, Inc. (a)	1,011	2,366
Liquidity Services, Inc. (a)	4,477	61,559
Lithia Motors, Inc., Class A	3,452	261,282
Lumber Liquidators Holdings, Inc. (a)	4,102	235,373
MarineMax, Inc. (a)	4,557	76,785
Matthews International Corp., Class A	4,391	192,721
Mattress Firm Holding Corp. (a)	1,533	92,072
The Men's Wearhouse, Inc.	6,640	313,541
The Michaels Cos., Inc. (a)	4,139	72,350
Monro Muffler Brake, Inc.	4,602	223,335
Murphy USA, Inc. (a)	6,282	333,323
Office Depot, Inc. (a)	71,929	369,715
Outerwall, Inc. (a)	3,035	170,264
Overstock.com, Inc. (a)	2,367	39,908
PCM, Inc. (a)	1,516	14,811
Penske Automotive Group, Inc.	6,156	249,872
The Pep Boys-Manny Moe & Jack (a)	7,918	70,549
Perfumania Holdings, Inc. (a)	1,362	8,649
Pier 1 Imports, Inc.	13,841	164,569
Pricesmart, Inc.	2,618	224,206
The Providence Service Corp. (a)	2,023	97,873
RadioShack Corp. (a)(b)	25,331	25,078
RealNetworks, Inc. (a)	6,577	45,710
Regis Corp.	5,946	94,898
Rent-A-Center, Inc.	7,455	226,259
Restoration Hardware Holdings, Inc. (a)	4,891	389,079
Rollins, Inc.	9,330	273,182
Rush Enterprises, Inc., Class A (a)	5,240	175,278
Sally Beauty Holdings, Inc. (a)	18,987	519,674
Sears Holdings Corp. (a)(b)	7,223	182,236
Service Corp. International	31,219	659,970
ServiceMaster Global Holdings, Inc. (a)	5,207	126,009
Shoe Carnival, Inc.	2,127	37,882
Shutterfly, Inc. (a)	5,972	291,075
Signet Jewelers Ltd.	11,533	1,313,724
SolarCity Corp. (a)	7,339	437,404
Sonic Automotive, Inc., Class A	5,131	125,761
Sotheby's	9,515	339,876
SP Plus Corp. (a)	2,950	55,932
Speed Commerce, Inc. (a)	10,106	27,792

Common Stocks	Shares	Value

General Retailers (concluded)
Stage Stores, Inc.	4,498	$76,961
Stamps.com, Inc. (a)	2,745	87,181
Stein Mart, Inc.	4,383	50,624
Strayer Education, Inc. (a)	1,653	98,982
Tile Shop Holdings, Inc. (a)	2,757	25,502
Titan Machinery, Inc. (a)(b)	2,424	31,488
Trans World Entertainment Corp.	1,113	4,074
Tuesday Morning Corp. (a)	5,992	116,275
Ulta Salon Cosmetics & Fragrance, Inc. (a)	9,439	1,115,407
Valuevision Media, Inc., Class A (a)	8,069	41,394
VCA Antech, Inc. (a)	12,684	498,862
Weight Watchers International, Inc. (b)	4,375	120,050
West Marine, Inc. (a)	2,322	20,898
The Wet Seal, Inc., Class A (a)(b)	15,586	8,190
Williams-Sonoma, Inc.	12,757	849,233
Winmark Corp.	574	42,189
Zumiez, Inc. (a)	3,449	96,917

		28,924,901

Health Care Equipment & Services — 5.0%
Abaxis, Inc.	3,187	161,613
Abiomed, Inc. (a)	5,767	143,195
Acadia Healthcare Co., Inc. (a)	7,158	347,163
Accuray, Inc. (a)	11,390	82,691
Addus HomeCare Corp. (a)	1,515	29,694
Air Methods Corp. (a)	5,450	302,747
Alere, Inc. (a)	11,957	463,692
Align Technology, Inc. (a)	10,903	563,467
Alliance HealthCare Services, Inc. (a)	2,209	49,945
Almost Family, Inc. (a)	1,625	44,151
Alphatec Holdings, Inc. (a)	20,207	34,352
Amedisys, Inc. (a)	5,610	113,154
American Caresource Holdings, Inc. (a)	2,753	8,259
Amsurg Corp. (a)	4,964	248,448
Analogic Corp.	1,828	116,919
AngioDynamics, Inc. (a)	4,266	58,530
Anika Therapeutics, Inc. (a)	2,272	83,292
Antares Pharma, Inc. (a)(b)	22,489	41,155
AtriCure, Inc. (a)	4,748	69,891
Atrion Corp.	236	71,982
Baxano Surgical, Inc. (a)	4,594	841
Bio-Rad Laboratories, Inc., Class A (a)	3,008	341,107
Bio-Reference Laboratories, Inc. (a)	3,943	110,641
Biolase, Inc. (a)	11,125	27,701
BioScrip, Inc. (a)	10,652	73,605
BioTelemetry, Inc. (a)	5,176	34,731
Bovie Medical Corp. (a)	5,924	23,637

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	10

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Equipment & Services (continued)
Brookdale Senior Living, Inc. (a)	25,123	$809,463
Bruker Corp. (a)	16,707	309,330
BSD Medical Corp. (a)	10,340	5,837
Cantel Medical Corp.	5,342	183,658
Capital Senior Living Corp. (a)	4,670	99,144
Cardica, Inc. (a)	26,645	28,510
Cardiovascular Systems, Inc. (a)	5,064	119,662
Centene Corp. (a)	8,529	705,434
Cepheid, Inc. (a)	10,525	463,416
CollabRx, Inc. (a)	1,314	1,419
Community Health Systems, Inc. (a)(b)	17,082	935,923
CONMED Corp.	4,155	153,070
The Cooper Cos., Inc.	7,042	1,096,791
Corvel Corp. (a)	1,892	64,423
Covance, Inc. (a)	8,422	662,811
CryoLife, Inc.	4,639	45,787
Cutera, Inc. (a)	3,451	34,855
Cyberonics, Inc. (a)	3,779	193,334
Cynosure, Inc., Class A (a)	3,272	68,712
DexCom, Inc. (a)	10,627	424,974
Echo Therapeutics, Inc. (a)(b)	2,662	2,236
Endologix, Inc. (a)	10,545	111,777
The Ensign Group, Inc.	3,034	105,583
Envision Healthcare Holdings, Inc. (a)	15,175	526,269
Escalon Medical Corp. (a)	1,399	2,224
Exactech, Inc. (a)	1,661	38,020
Five Star Quality Care, Inc. (a)	7,271	27,412
Fluidigm Corp. (a)	4,704	115,248
Fonar Corp. (a)	1,754	19,312
GenMark Diagnostics, Inc. (a)	7,955	71,356
Gentiva Health Services, Inc. (a)	5,338	89,572
Globus Medical, Inc., Class A (a)	8,779	172,683
Haemonetics Corp. (a)	7,730	269,932
Hanger, Inc. (a)	5,275	108,243
Harvard Apparatus Regenerative Technology, Inc. (a)	3,656	29,614
HCA Holdings, Inc. (a)	44,198	3,116,843
Health Net, Inc. (a)	11,784	543,360
Healthcare Services Group, Inc.	10,521	301,006
HealthSouth Corp.	13,261	489,331
HealthStream, Inc. (a)	3,505	84,155
Healthways, Inc. (a)	5,860	93,877
HeartWare International, Inc. (a)	2,540	197,180
Henry Schein, Inc. (a)	12,294	1,431,882
Hill-Rom Holdings, Inc.	8,350	345,940
HMS Holdings Corp. (a)	13,163	248,123
Hologic, Inc. (a)	36,103	878,386
Hooper Holmes, Inc. (a)	9,589	5,824
ICU Medical, Inc. (a)	1,995	128,039
IDEXX Laboratories, Inc. (a)	7,412	873,356
Insulet Corp. (a)	8,701	320,632

Common Stocks	Shares	Value

Health Care Equipment & Services (continued)
Integra LifeSciences Holdings Corp. (a)	3,596	$178,505
Invacare Corp.	4,474	52,838
IPC The Hospitalist Co., Inc. (a)	2,772	124,158
Kindred Healthcare, Inc.	8,223	159,526
LDR Holding Corp. (a)	1,153	35,893
LHC Group, Inc. (a)	1,911	44,335
LifePoint Hospitals, Inc. (a)	6,660	460,805
Magellan Health Services, Inc. (a)	3,844	210,382
Masimo Corp. (a)	7,574	161,175
Medical Action Industries, Inc. (a)	3,105	42,787
MEDNAX, Inc. (a)	14,859	814,570
MELA Sciences, Inc. (a)	782	1,345
Meridian Bioscience, Inc.	6,734	119,124
Merit Medical Systems, Inc. (a)	6,737	80,036
Molina Healthcare, Inc. (a)	4,295	181,678
National Healthcare Corp.	1,141	63,337
Natus Medical, Inc. (a)	4,670	137,812
Navidea Biopharmaceuticals, Inc. (a)(b)	30,416	40,149
Neogen Corp. (a)	5,868	231,786
NeuroMetrix, Inc. (a)	2,033	3,659
NuVasive, Inc. (a)	7,180	250,367
NxStage Medical, Inc. (a)	9,415	123,619
Omnicell, Inc. (a)	5,807	158,705
OraSure Technologies, Inc. (a)	10,130	73,139
Orthofix International NV (a)	3,072	95,109
Owens & Minor, Inc.	8,724	285,624
PAREXEL International Corp. (a)	8,024	506,234
PharMerica Corp. (a)	4,711	115,090
Psychemedics Corp.	1,801	25,628
Quidel Corp. (a)	4,664	125,322
RadNet, Inc. (a)	5,911	39,131
ResMed, Inc.	20,324	1,001,363
Retractable Technologies, Inc. (a)	3,653	10,594
Rockwell Medical, Inc. (a)(b)	6,648	60,763
RTI Surgical, Inc. (a)	10,112	48,335
Select Medical Holdings Corp.	10,084	121,311
Sirona Dental Systems, Inc. (a)	8,135	623,792
Skilled Healthcare Group, Inc., Class A (a)	4,337	28,624
Spectranetics Corp. (a)	6,589	175,070
Staar Surgical Co. (a)	5,027	53,437
STERIS Corp.	8,488	458,012
SurModics, Inc. (a)	2,327	42,258
Symmetry Medical, Inc. (a)	6,089	61,438
Team Health Holdings, Inc. (a)	10,392	602,632
Teleflex, Inc.	6,015	631,816
Thoratec Corp. (a)	8,482	226,724
Tornier NV (a)	3,759	89,840
Triple-S Management Corp., Class B (a)	3,073	61,153
U.S. Physical Therapy, Inc.	1,930	68,303

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	11

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Equipment & Services (concluded)
Unilife Corp. (a)(b)	19,019	$43,649
Universal American Corp. (a)	7,080	56,923
Uroplasty, Inc. (a)	8,634	21,585
Utah Medical Products, Inc.	725	35,351
Vascular Solutions, Inc. (a)	3,105	76,694
Vision-Sciences, Inc. (a)	14,475	13,896
Volcano Corp. (a)	8,663	92,174
WellCare Health Plans, Inc. (a)	6,436	388,348
West Pharmaceutical Services, Inc.	10,030	448,943
Wright Medical Group, Inc. (a)	7,889	239,037
Zeltiq Aesthetics, Inc. (a)	3,199	72,393

		31,596,897

Household Goods & Home Construction — 1.7%
ACCO Brands Corp. (a)	18,141	125,173
Bassett Furniture Industries, Inc.	2,150	29,369
Beazer Homes USA, Inc. (a)	4,476	75,107
Blount International, Inc. (a)	7,808	118,135
Briggs & Stratton Corp.	6,754	121,707
Cavco Industries, Inc. (a)	1,223	83,164
Central Garden and Pet Co., Class A (a)	7,098	57,068
Church & Dwight Co., Inc.	19,643	1,378,153
Compx International, Inc.	1,034	10,650
Comstock Holdings Cos., Inc. (a)	12,106	13,559
The Dixie Group, Inc. (a)	2,900	25,143
Energizer Holdings, Inc.	9,029	1,112,463
Ethan Allen Interiors, Inc.	3,943	89,900
Flexsteel Industries, Inc.	965	32,550
Forward Industries, Inc. (a)	2,823	3,755
Herman Miller, Inc.	8,835	263,725
HNI Corp.	6,700	241,133
Hooker Furniture Corp.	1,876	28,534
Hovnanian Enterprises, Inc., Class A (a)	21,351	78,358
Interface, Inc.	9,120	147,197
iRobot Corp. (a)	4,579	139,431
Jarden Corp. (a)	17,693	1,063,526
KB Home	12,864	192,188
Knoll, Inc.	7,374	127,644
La-Z-Boy, Inc.	8,038	159,072
Libbey, Inc. (a)	3,813	100,129
Lifetime Brands, Inc.	1,440	22,046
M/I Homes, Inc. (a)	4,013	79,538
MDC Holdings, Inc.	6,036	152,832
Meritage Homes Corp. (a)	5,757	204,374
National Presto Industries, Inc.	930	56,460
NVR, Inc. (a)	612	691,572
Oil-Dri Corp. of America	858	22,368
The Ryland Group, Inc.	7,317	243,217
The Scotts Miracle-Gro Co., Class A	6,513	358,215
Select Comfort Corp. (a)	8,402	175,770
Spectrum Brands Holdings, Inc.	3,200	289,696

Common Stocks	Shares	Value

Household Goods & Home Construction (concluded)
Standard Pacific Corp. (a)	23,580	$176,614
Steelcase, Inc., Class A	9,078	146,973
Taylor Morrison Home Corp., Class A (a)	4,488	72,795
Tempur Sealy International, Inc. (a)	9,199	516,708
Toll Brothers, Inc. (a)	24,196	753,947
TRI Pointe Homes, Inc. (a)	21,980	284,421
Tupperware Brands Corp.	7,507	518,283
Virco Manufacturing Corp. (a)	2,505	6,538
WD-40 Co.	2,105	143,056
William Lyon Homes, Class A (a)	1,192	26,343

		10,758,599

Industrial Engineering — 3.0%
Accuride Corp. (a)	8,723	33,060
AGCO Corp.	12,396	563,522
Alamo Group, Inc.	1,182	48,462
Albany International Corp., Class A	4,299	146,338
Altra Industrial Motion Corp.	4,066	118,565
American Railcar Industries, Inc.	1,354	100,088
Astec Industries, Inc.	2,477	90,336
The Babcock & Wilcox Co.	15,592	431,743
Broadwind Energy, Inc. (a)	2,781	20,830
Ceco Environmental Corp.	2,961	39,677
Chicago Rivet & Machine Co.	494	15,314
CIRCOR International, Inc.	2,688	180,983
CLARCOR, Inc.	7,116	448,877
Colfax Corp. (a)	14,090	802,707
Columbus McKinnon Corp.	2,933	64,497
Commercial Vehicle Group, Inc. (a)	5,294	32,717
Crane Co.	7,181	453,911
Donaldson Co., Inc.	19,157	778,349
Douglas Dynamics, Inc.	3,742	72,969
Dynamic Materials Corp.	2,036	38,786
Energy Recovery, Inc. (a)	7,684	27,201
EnPro Industries, Inc. (a)	3,303	199,931
Federal Signal Corp.	9,847	130,374
Franklin Electric Co., Inc.	5,549	192,772
FreightCar America, Inc.	1,751	58,308
GATX Corp.	6,431	375,377
The Gorman-Rupp Co.	2,838	85,254
Graco, Inc.	8,847	645,654
Graham Corp.	1,902	54,683
The Greenbrier Cos., Inc.	3,794	278,404
H&E Equipment Services, Inc.	4,783	192,659
Hurco Cos., Inc.	1,150	43,309
Hyster-Yale Materials Handling, Inc.	1,589	113,804
IDEX Corp.	11,544	835,439
John Bean Technologies Corp.	4,210	118,427
Kadant, Inc.	1,829	71,422
Kennametal, Inc.	11,534	476,470
Key Technology, Inc. (a)	998	13,074

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	12

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrial Engineering (concluded)
Kimball International, Inc., Class B	4,589	$69,064
Lincoln Electric Holdings, Inc.	11,379	786,687
Lindsay Corp. (b)	1,924	143,819
Lydall, Inc. (a)	3,024	81,678
Manitex International, Inc. (a)	2,717	30,675
The Manitowoc Co., Inc.	19,929	467,335
Materion Corp.	3,097	94,985
Meritor, Inc. (a)	15,283	165,821
MFRI, Inc. (a)	1,937	18,363
The Middleby Corp. (a)	8,454	745,051
Miller Industries, Inc.	1,717	29,017
MSA Safety, Inc.	4,526	223,584
Mueller Industries, Inc.	8,298	236,825
NACCO Industries, Inc., Class A	799	39,734
Navistar International Corp. (a)	10,412	342,659
NN, Inc.	2,760	73,747
Nordson Corp.	8,568	651,768
Oshkosh Corp.	12,670	559,381
PMFG, Inc. (a)	4,561	22,805
Proto Labs, Inc. (a)	3,441	237,429
Spartan Motors, Inc.	4,844	22,621
SPX Corp.	6,169	579,454
Standex International Corp.	1,941	143,906
Sun Hydraulics Corp.	3,649	137,166
Tennant Co.	2,738	183,692
Terex Corp.	16,499	524,173
The Timken Co.	11,043	468,113
TimkenSteel Corp.	5,808	270,014
The Toro Co.	8,399	497,473
Trinity Industries, Inc.	22,679	1,059,563
Twin Disc, Inc.	1,357	36,585
Wabash National Corp. (a)	10,790	143,723
Wabtec Corp.	14,117	1,144,042
Woodward, Inc.	8,217	391,294

		19,016,539

Industrial Metals & Mining — 0.8%
AK Steel Holding Corp. (a)	23,581	188,884
Ampco-Pittsburgh Corp.	1,402	28,040
Carpenter Technology Corp.	7,727	348,874
Century Aluminum Co. (a)	7,937	206,124
Cliffs Natural Resources, Inc. (b)	22,958	238,304
Commercial Metals Co.	17,156	292,853
Friedman Industries, Inc.	2,787	22,157
Globe Specialty Metals, Inc.	9,757	177,480
Handy & Harman Ltd. (a)	940	24,684
Haynes International, Inc.	1,874	86,185
Horsehead Holding Corp. (a)	8,576	141,761
Kaiser Aluminum Corp.	2,717	207,090
McEwen Mining, Inc. (a)	39,235	76,901
Noranda Aluminum Holding Corp.	10,483	47,383
Olympic Steel, Inc.	1,597	32,850
Reliance Steel & Aluminum Co.	11,249	769,432

Common Stocks	Shares	Value

Industrial Metals & Mining (concluded)
RTI International Metals, Inc. (a)	4,899	$120,809
Steel Dynamics, Inc.	32,856	742,874
Synalloy Corp.	2,147	37,358
United States Steel Corp.	21,421	839,060
Universal Stainless & Alloy Products, Inc. (a)	1,302	34,321
Uranium Energy Corp. (a)(b)	19,733	24,666
Worthington Industries, Inc.	7,462	277,736

		4,965,826

Industrial Transportation — 1.5%
Air Lease Corp.	13,461	437,482
Air Transport Services Group, Inc. (a)	8,433	61,392
Aircastle Ltd.	9,655	157,956
ArcBest Corp.	3,738	139,427
Atlas Air Worldwide Holdings, Inc. (a)	3,637	120,094
Baltic Trading Ltd.	8,240	34,114
CAI International, Inc. (a)	2,930	56,695
Celadon Group, Inc.	3,676	71,498
Con-way, Inc.	8,242	391,495
Covenant Transportation Group, Inc., Class A (a)	1,989	36,975
Echo Global Logistics, Inc. (a)	2,581	60,783
Forward Air Corp.	4,305	192,993
Genesee & Wyoming, Inc., Class A (a)	7,608	725,118
Heartland Express, Inc.	7,267	174,117
Hub Group, Inc., Class A (a)	5,073	205,609
JB Hunt Transport Services, Inc.	13,339	987,753
Kirby Corp. (a)	8,403	990,294
Knight Transportation, Inc.	8,454	231,555
Landstar System, Inc.	6,377	460,356
Marten Transport Ltd.	3,567	63,528
Matson, Inc.	6,067	151,857
Old Dominion Freight Line, Inc. (a)	10,049	709,861
PAM Transportation Services, Inc. (a)	840	30,450
Patriot Transportation Holding, Inc. (a)	1,004	34,056
PHH Corp. (a)	8,287	185,297
Quality Distribution, Inc. (a)	5,040	64,411
Rand Logistics, Inc. (a)	5,032	28,682
Roadrunner Transportation Systems, Inc. (a)	4,005	91,274
Saia, Inc. (a)	3,719	184,314
Swift Transportation Co. (a)	13,024	273,244
TAL International Group, Inc. (a)	5,188	214,005
Teekay Corp.	5,878	390,064
Textainer Group Holdings Ltd.	2,471	76,898
Universal Truckload Services, Inc.	912	22,116
USA Truck, Inc. (a)	1,622	28,434

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	13

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrial Transportation (concluded)
UTI Worldwide, Inc. (a)	13,413	$142,580
Werner Enterprises, Inc.	5,884	148,277
Wesco Aircraft Holdings, Inc. (a)	8,498	147,865
Willis Lease Finance Corp. (a)	1,351	27,723
World Fuel Services Corp.	10,958	437,443
XPO Logistics, Inc. (a)	8,134	306,408
YRC Worldwide, Inc. (a)	4,194	85,222

		9,379,715

Leisure Goods — 0.9%
Activision Blizzard, Inc.	71,539	1,487,296
Arctic Cat, Inc.	2,143	74,619
Black Diamond, Inc. (a)	4,738	35,819
Brunswick Corp.	13,454	566,952
Callaway Golf Co.	11,826	85,620
Drew Industries, Inc.	3,266	137,793
DTS, Inc. (a)	3,097	78,199
Escalade, Inc.	2,070	24,964
Glu Mobile, Inc. (a)	16,419	84,886
GoPro, Inc., Class A (a)(b)	2,321	217,478
Koss Corp.	1,133	2,289
LeapFrog Enterprises, Inc. (a)	9,036	54,126
Marine Products Corp.	3,058	24,128
Nautilus, Inc. (a)	5,339	63,908
Polaris Industries, Inc.	8,843	1,324,593
Pool Corp.	6,348	342,284
RealD, Inc. (a)	7,701	72,158
Skullcandy, Inc. (a)	3,869	30,139
Take-Two Interactive Software, Inc. (a)	12,579	290,198
Thor Industries, Inc.	6,530	336,295
TiVo, Inc. (a)	17,551	224,565
Universal Electronics, Inc. (a)	2,531	124,955
Winnebago Industries, Inc. (a)	4,475	97,421

		5,780,685

Life Insurance — 0.5%
American Equity Investment Life Holding Co.	10,862	248,523
Amerisafe, Inc.	3,237	126,599
Atlantic American Corp.	2,927	11,649
Citizens, Inc. (a)	8,623	55,705
CNO Financial Group, Inc.	30,412	515,788
eHealth, Inc. (a)	2,999	72,366
Employers Holdings, Inc.	4,927	94,845
FBL Financial Group, Inc., Class A	1,432	64,010
Independence Holding Co.	2,342	31,125
Kansas City Life Insurance Co.	643	28,517
National Western Life Insurance Co., Class A	341	84,230
The Phoenix Cos., Inc. (a)	1,083	60,713
Primerica, Inc.	7,800	376,116
Protective Life Corp.	11,486	797,243

Common Stocks	Shares	Value

Life Insurance (concluded)
StanCorp Financial Group, Inc.	6,133	$387,483
Symetra Financial Corp.	13,577	316,751

		3,271,663

Media — 4.2%
Acxiom Corp. (a)	11,735	194,214
AH Belo Corp.	3,599	38,401
AMC Networks, Inc., Class A (a)	9,057	529,110
Ascent Capital Group, Inc., Class A (a)	2,129	128,166
Bankrate, Inc. (a)	9,127	103,683
Beasley Broadcasting Group, Inc., Class A	1,165	6,244
CBS Outdoor Americas, Inc.	17,955	537,573
Charter Communications, Inc., Class A (a)	11,178	1,692,014
Clear Channel Outdoor Holdings, Inc., Class A	6,448	43,460
ComScore, Inc. (a)	5,530	201,347
Constant Contact, Inc. (a)	4,980	135,157
Conversant, Inc. (a)	9,152	313,456
Courier Corp.	2,399	29,556
Crown Media Holdings, Inc., Class A (a)	9,805	31,376
CSS Industries, Inc.	1,461	35,429
CTN Media Group, Inc. (a)	50	—
Cumulus Media, Inc., Class A (a)	18,856	75,990
DISH Network Corp., Class A (a)	31,059	2,005,790
Dolby Laboratories, Inc., Class A (a)	6,244	260,937
DreamWorks Animation SKG, Inc., Class A (a)	10,884	296,807
Emmis Communications Corp., Class A (a)	10,615	22,398
Entercom Communications Corp., Class A (a)	3,775	30,313
Entravision Communications Corp., Class A	10,808	42,800
EW Scripps Co. (a)	5,048	82,333
FactSet Research Systems, Inc.	5,687	691,141
Global Eagle Entertainment, Inc. (a)	4,668	52,375
Graham Holdings Co., Class B	641	448,437
Gray Television, Inc. (a)	8,001	63,048
Groupon, Inc. (a)	59,764	399,223
Harte-Hanks, Inc.	6,749	42,991
IHS, Inc., Class A (a)	9,344	1,169,775
John Wiley & Sons, Inc., Class A	6,562	368,194
Journal Communications, Inc., Class A (a)	6,809	57,400
Lamar Advertising Co., Class A	10,357	510,082
Liberty Global PLC (a)	76,869	3,152,782
Liberty Global PLC, Class A (a)	31,450	1,337,883

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	14

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Media (concluded)
Liberty Interactive Corp., Series A (a)	68,909	$1,965,285
Liberty Media Corp., Class A (a)	14,534	685,714
Liberty Media Corp., Class C (a)	29,341	1,378,734
Liberty Ventures, Series A (a)	10,505	398,770
Lions Gate Entertainment Corp.	11,776	388,255
Live Nation Entertainment, Inc. (a)	21,903	526,110
Local Corp. (a)	13,417	26,834
Marchex, Inc., Class B	5,246	21,771
Martha Stewart Living Omnimedia, Class A (a)	6,396	23,026
The McClatchy Co., Class A (a)	10,903	36,634
Media General, Inc., Class A (a)	6,966	91,324
Meredith Corp.	5,493	235,100
Morningstar, Inc.	3,077	208,928
National CineMedia, Inc.	10,222	148,321
New Media Investment Group, Inc.	1,715	28,520
The New York Times Co., Class A	18,910	212,170
Nexstar Broadcasting Group, Inc., Class A	4,695	189,772
Pandora Media, Inc. (a)	26,311	635,674
PDI, Inc. (a)	2,543	6,103
QuinStreet, Inc. (a)	7,427	30,822
RetailMeNot, Inc. (a)	5,282	85,357
Saga Communications, Inc., Class A	1,186	39,826
Scholastic Corp.	3,799	122,784
Sinclair Broadcast Group, Inc., Class A	10,956	285,842
Sirius XM Holdings, Inc. (a)	389,956	1,360,946
Sizmek, Inc. (a)	4,901	37,934
Spanish Broadcasting System, Inc. (a)	2,333	9,799
SPAR Group, Inc. (a)	3,165	4,842
Starz, Class A (a)	12,355	408,703
TechTarget, Inc. (a)	4,373	37,564
TheStreet, Inc.	13,786	30,881
Time, Inc. (a)	15,923	373,076
Tribune Publishing Co. (a)	2,998	60,500
Value Line, Inc.	1,830	29,225
WebMD Health Corp. (a)	7,311	305,673
XO Group, Inc. (a)	5,191	58,191
Yelp, Inc. (a)	9,028	616,161

		26,235,056

Mining — 0.5%
Allied Nevada Gold Corp. (a)(b)	18,252	60,414
Alpha Natural Resources, Inc. (a)	33,676	83,517
Arch Coal, Inc.	32,421	68,733
Cloud Peak Energy, Inc. (a)	9,192	116,003
Coeur Mining, Inc. (a)	16,289	80,793
Compass Minerals International, Inc.	4,861	409,685

Common Stocks	Shares	Value

Mining (concluded)
General Moly, Inc. (a)	16,768	$12,492
Golden Minerals Co. (a)(b)	9,302	5,953
Hecla Mining Co.	55,170	136,822
Molycorp, Inc. (a)(b)	32,220	38,342
Peabody Energy Corp.	39,522	489,282
Royal Gold, Inc.	9,743	632,710
Solitario Exploration & Royalty Corp. (a)	15,315	18,378
Stillwater Mining Co. (a)	18,398	276,522
SunCoke Energy, Inc. (a)	10,679	239,744
Timberline Resources Corp. (a)	15,011	1,171
U.S. Silica Holdings, Inc.	7,972	498,330
Walter Energy, Inc.	10,822	25,323
Westmoreland Coal Co. (a)	2,842	106,319

		3,300,533

Mobile Telecommunications — 0.8%
Atlantic Tele-Network, Inc.	1,546	83,329
Globalstar, Inc. (a)	32,480	118,877
Iridium Communications, Inc. (a)	12,372	109,492
nTelos Holdings Corp.	3,146	33,473
ORBCOMM, Inc. (a)	8,002	46,012
SBA Communications Corp., Class A (a)	19,147	2,123,402
Shenandoah Telecommunications Co.	3,515	87,207
Spok Holdings, Inc.	3,856	50,167
Sprint Corp. (a)	115,777	734,026
T-Mobile U.S., Inc. (a)	38,648	1,115,768
Telephone & Data Systems, Inc.	13,697	328,180
United States Cellular Corp. (a)	1,525	54,107

		4,884,040

Nonlife Insurance — 3.3%
Alleghany Corp. (a)	2,519	1,053,320
Allied World Assurance Co. Holdings AG	14,200	523,128
Ambac Financial Group, Inc. (a)	6,424	141,970
American Financial Group, Inc.	10,489	607,208
American National Insurance Co.	539	60,584
Amtrust Financial Services, Inc. (b)	4,609	183,530
Arch Capital Group Ltd. (a)	17,366	950,267
Argo Group International Holdings Ltd.	3,886	195,505
Arthur J Gallagher & Co.	23,297	1,056,752
Aspen Insurance Holdings Ltd.	9,578	409,651
Assured Guaranty Ltd.	24,148	535,120
Axis Capital Holdings Ltd.	15,396	728,693
Baldwin & Lyons, Inc., Class B	1,784	44,065
Brown & Brown, Inc.	17,572	564,940
CNA Financial Corp.	3,530	134,246
Donegal Group, Inc., Class A	1,871	28,739
EMC Insurance Group, Inc.	901	26,021

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	15

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Nonlife Insurance (concluded)
Endurance Specialty Holdings Ltd.	6,510	$359,222
Enstar Group Ltd. (a)	1,419	193,438
Erie Indemnity Co., Class A	3,698	280,345
Everest Re Group Ltd.	6,481	1,049,987
Federated National Holding Co.	2,731	76,714
First Acceptance Corp. (a)	8,599	21,411
First American Financial Corp.	15,711	426,082
Global Indemnity PLC (a)	1,973	49,779
Greenlight Capital Re Ltd. (a)	4,911	159,165
The Hanover Insurance Group, Inc.	6,420	394,316
HCC Insurance Holdings, Inc.	14,899	719,473
Hilltop Holdings, Inc. (a)	11,293	226,425
Horace Mann Educators Corp.	6,108	174,139
Infinity Property & Casualty Corp.	1,707	109,265
Kemper Corp.	7,376	251,890
Life Partners Holdings, Inc.	4,344	8,688
Maiden Holdings Ltd.	8,194	90,790
Markel Corp. (a)	2,117	1,346,730
MBIA, Inc. (a)	21,893	200,978
Meadowbrook Insurance Group, Inc.	7,057	41,283
Mercury General Corp.	3,553	173,422
Montpelier Re Holdings Ltd.	6,509	202,365
National General Holdings Corp.	6,931	117,065
National Interstate Corp.	2,185	60,961
The Navigators Group, Inc. (a)	1,693	104,119
Old Republic International Corp.	36,358	519,192
OneBeacon Insurance Group Ltd.	2,550	39,295
PartnerRe Ltd.	6,881	756,153
Platinum Underwriters Holdings Ltd.	4,148	252,489
ProAssurance Corp.	8,956	394,691
Reinsurance Group of America, Inc.	9,829	787,598
RenaissanceRe Holdings Ltd.	5,897	589,641
RLI Corp.	5,342	231,255
Safety Insurance Group, Inc.	2,120	114,289
Selective Insurance Group, Inc.	8,290	183,541
State Auto Financial Corp.	2,450	50,249
Third Point Reinsurance Ltd. (a)	3,733	54,315
United Fire Group, Inc.	3,306	91,808
Universal Insurance Holdings, Inc.	5,132	66,357
Validus Holdings Ltd.	13,709	536,570
W.R. Berkley Corp.	15,262	729,524
White Mountains Insurance Group Ltd.	817	514,767
Willis Group Holdings PLC	25,520	1,056,528

		21,050,053

Oil & Gas Producers — 3.7%
Abraxas Petroleum Corp. (a)	16,317	86,154
Adams Resources & Energy, Inc.	460	20,373
Alon USA Energy, Inc.	3,887	55,817

Common Stocks	Shares	Value

Oil & Gas Producers (continued)
Apco Oil and Gas International, Inc. (a)	2,992	$38,567
Approach Resources, Inc. (a)	5,719	82,926
Athlon Energy, Inc. (a)	8,580	499,613
Barnwell Industries, Inc. (a)	1,930	4,960
Bill Barrett Corp. (a)	7,950	175,218
Bonanza Creek Energy, Inc. (a)	4,674	265,951
BPZ Resources, Inc. (a)	22,864	43,670
Callon Petroleum Co. (a)	7,999	70,471
Carrizo Oil & Gas, Inc. (a)	6,520	350,906
Cheniere Energy, Inc. (a)	32,427	2,595,133
Clayton Williams Energy, Inc. (a)	984	94,907
Cobalt International Energy, Inc. (a)	44,584	606,342
Comstock Resources, Inc.	7,198	134,027
Concho Resources, Inc. (a)	16,513	2,070,565
Contango Oil & Gas Co. (a)	2,387	79,344
Continental Resources, Inc. (a)	12,661	841,703
CVR Energy, Inc.	2,530	113,167
Delek U.S. Holdings, Inc.	7,735	256,183
Diamondback Energy, Inc. (a)	7,754	579,844
Eclipse Resources Corp. (a)	4,425	73,544
Emerald Oil, Inc. (a)(b)	10,123	62,256
Endeavour International Corp. (a)	12,052	3,604
Energen Corp.	10,795	779,831
Energy XXI Bermuda Ltd.	14,483	164,382
EP Energy Corp., Class A (a)	3,312	57,894
Era Group, Inc. (a)	3,179	69,143
Escalera Resources Co. (a)	6,258	11,890
Evolution Petroleum Corp.	5,834	53,556
EXCO Resources, Inc.	28,887	96,483
Forest Oil Corp. (a)	23,888	27,949
FX Energy, Inc. (a)	13,494	41,022
Gastar Exploration, Inc. (a)	10,078	59,158
Goodrich Petroleum Corp. (a)(b)	5,844	86,608
Gulfport Energy Corp. (a)	12,833	685,282
Halcon Resources Corp. (a)(b)	39,882	157,933
Harvest Natural Resources, Inc. (a)	7,655	28,094
HollyFrontier Corp.	29,760	1,299,917
Houston American Energy Corp. (a)	5,104	1,557
Isramco, Inc. (a)(b)	353	43,122
Kodiak Oil & Gas Corp. (a)	40,176	545,188
Kosmos Energy Ltd. (a)	16,595	165,286
Laredo Petroleum, Inc. (a)	10,891	244,067
Magellan Petroleum Corp. (a)	18,301	38,981
Magnum Hunter Resources Corp. (a)	26,868	149,655
Matador Resources Co. (a)	9,966	257,621
Memorial Resource Development Corp. (a)	6,165	167,133
Midstates Petroleum Co., Inc. (a)	5,262	26,573
Miller Energy Resources, Inc. (a)(b)	7,135	31,394
Northern Oil and Gas, Inc. (a)	9,819	139,626
Oasis Petroleum, Inc. (a)	14,918	623,722

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	16

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil & Gas Producers (concluded)
Pacific Ethanol, Inc. (a)	3,564	$49,753
Panhandle Oil and Gas, Inc.	1,353	80,774
Parsley Energy, Inc., Class A (a)	7,203	153,640
PBF Energy, Inc.	12,709	305,016
PDC Energy, Inc. (a)	5,632	283,233
Penn Virginia Corp. (a)	9,388	119,321
PetroQuest Energy, Inc. (a)	11,732	65,934
Pioneer Energy Services Corp. (a)	10,165	142,513
PostRock Energy Corp. (a)	4,012	4,654
Quicksilver Resources, Inc. (a)	27,437	16,539
Resolute Energy Corp. (a)	11,641	72,989
Rex Energy Corp. (a)	7,757	98,281
Ring Energy, Inc. (a)	2,314	34,108
Rosetta Resources, Inc. (a)	9,456	421,359
RSP Permian, Inc. (a)	3,991	102,010
Sanchez Energy Corp. (a)	7,713	202,543
SandRidge Energy, Inc. (a)(b)	56,754	243,475
SemGroup Corp., Class A	6,691	557,160
SM Energy Co.	10,049	783,822
Stone Energy Corp. (a)	8,175	256,368
Swift Energy Co. (a)	6,841	65,674
Syntroleum Corp. (a)	2,214	1,970
Targa Resources Corp.	4,457	606,910
Triangle Petroleum Corp. (a)	10,105	111,256
Ultra Petroleum Corp. (a)(b)	23,153	538,539
Vaalco Energy, Inc. (a)	9,110	77,435
W&T Offshore, Inc.	5,629	61,919
Warren Resources, Inc. (a)	13,542	71,773
Western Refining, Inc.	10,008	420,236
Whiting Petroleum Corp. (a)	17,490	1,356,350
WPX Energy, Inc. (a)	30,349	730,197
ZaZa Energy Corp. (a)	1	4
Zion Oil & Gas, Inc. (a)(b)	12,444	21,404

		23,315,471

Oil Equipment, Services & Distribution — 2.6%
Atwood Oceanics, Inc. (a)	8,724	381,152
Basic Energy Services, Inc. (a)	5,297	114,892
Bolt Technology Corp.	2,248	49,321
Bristow Group, Inc.	5,153	346,282
C&J Energy Services, Inc. (a)	7,389	225,734
Cal Dive International, Inc. (a)(b)	19,235	18,658
CARBO Ceramics, Inc.	2,969	175,854
Chart Industries, Inc. (a)	4,551	278,203
Civeo Corp.	16,120	187,153
Core Laboratories NV	6,458	945,128
Dakota Plains Holdings, Inc. (a)	7,861	18,866
Dawson Geophysical Co.	1,311	23,834
DHT Holdings, Inc.	9,761	60,128
Dresser-Rand Group, Inc. (a)	11,487	944,921
Dril-Quip, Inc. (a)	5,938	530,857
Exterran Holdings, Inc.	9,039	400,518
Flotek Industries, Inc. (a)	7,402	192,970

Common Stocks	Shares	Value

Oil Equipment, Services & Distribution (concluded)
Forum Energy Technologies, Inc. (a)	9,191	$281,336
Frank's International NV	1,985	37,119
Geospace Technologies Corp. (a)	2,032	71,425
Glori Energy, Inc. (a)(b)	3,868	30,557
Gulf Island Fabrication, Inc.	1,934	33,265
Gulfmark Offshore, Inc., Class A	3,659	114,710
Helix Energy Solutions Group, Inc. (a)	14,959	329,995
Hercules Offshore, Inc. (a)	24,567	54,047
Hornbeck Offshore Services, Inc. (a)	5,026	164,501
ION Geophysical Corp. (a)	21,270	59,343
Key Energy Services, Inc. (a)	19,538	94,564
Matrix Service Co. (a)	4,402	106,176
McDermott International, Inc. (a)	35,472	202,900
Mitcham Industries, Inc. (a)	2,357	26,045
MRC Global, Inc. (a)	15,474	360,854
Natural Gas Services Group, Inc. (a)	2,416	58,153
Newpark Resources, Inc. (a)	13,319	165,688
NOW, Inc. (a)	15,925	484,279
Oceaneering International, Inc.	15,745	1,026,102
OGE Energy Corp.	29,151	1,081,794
Oil States International, Inc. (a)	8,270	511,913
Par Petroleum Corp. (a)	1,387	23,371
Paragon Offshore PLC (a)(b)	12,673	77,939
Parker Drilling Co. (a)	19,733	97,481
Patterson-UTI Energy, Inc.	21,247	691,165
PHI, Inc. (a)	2,122	87,320
Rowan Cos. PLC, Class A	18,357	464,616
RPC, Inc.	9,161	201,176
SEACOR Holdings, Inc. (a)	2,751	205,775
Seventy Seven Energy, Inc. (a)	5,432	128,956
Superior Energy Services, Inc.	23,094	759,100
Tesco Corp.	4,864	96,550
TETRA Technologies, Inc. (a)	12,273	132,794
Tidewater, Inc.	7,273	283,865
Unit Corp. (a)	6,614	387,911
Weatherford International PLC (a)	112,754	2,345,283
Willbros Group, Inc. (a)	6,727	56,036

		16,228,575

Personal Goods — 1.2%
American Apparel, Inc. (a)(b)	13,016	10,673
Carter's, Inc.	7,900	612,408
Cherokee, Inc.	2,419	44,050
Columbia Sportswear Co.	3,550	127,019
Coty, Inc., Class A	8,205	135,793
Crocs, Inc. (a)	13,571	170,723
Culp, Inc.	1,628	29,548
Deckers Outdoor Corp. (a)	5,161	501,546
Elizabeth Arden, Inc. (a)	3,743	62,658

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	17

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Personal Goods (concluded)
G-III Apparel Group Ltd. (a)	2,558	$211,956
Hanesbrands, Inc.	14,525	1,560,566
Helen of Troy Ltd. (a)	4,225	221,897
Iconix Brand Group, Inc. (a)	7,394	273,134
Inter Parfums, Inc.	2,513	69,107
Kate Spade & Co. (a)	18,772	492,390
Lakeland Industries, Inc. (a)	2,662	18,501
Lululemon Athletica, Inc. (a)	15,563	653,802
Movado Group, Inc.	2,713	89,692
Nu Skin Enterprises, Inc., Class A	8,879	399,821
Orchids Paper Products Co.	1,530	37,577
Oxford Industries, Inc.	2,293	139,850
Perry Ellis International, Inc. (a)	2,072	42,165
Quiksilver, Inc. (a)	20,298	34,913
Revlon, Inc., Class A (a)	2,114	66,993
Rocky Brands, Inc.	1,306	18,401
Sequential Brands Group, Inc. (a)	2,434	30,425
Skechers U.S.A., Inc., Class A (a)	6,023	321,086
Steven Madden Ltd. (a)	8,756	282,206
Tumi Holdings, Inc. (a)	7,379	150,163
Unifi, Inc. (a)	2,706	70,085
Vera Bradley, Inc. (a)	3,446	71,263
Vince Holding Corp. (a)	1,692	51,200
Weyco Group, Inc.	882	22,147
Wolverine World Wide, Inc.	15,103	378,481

		7,402,239

Pharmaceuticals & Biotechnology — 5.6%
ACADIA Pharmaceuticals, Inc. (a)	12,065	298,729
Accelerate Diagnostics, Inc. (a)(b)	2,479	53,249
Achillion Pharmaceuticals, Inc. (a)	14,369	143,403
Acorda Therapeutics, Inc. (a)	6,656	225,505
Acura Pharmaceuticals, Inc. (a)	11,590	9,087
Aegerion Pharmaceuticals, Inc. (a)	4,247	141,765
Aerie Pharmaceuticals, Inc. (a)	1,998	41,339
Affymetrix, Inc. (a)	12,654	100,979
Agenus, Inc. (a)	13,328	41,450
Agios Pharmaceuticals, Inc. (a)	686	42,086
Akorn, Inc. (a)	10,916	395,923
Albany Molecular Research, Inc. (a)	4,097	90,421
Alkermes PLC (a)	21,500	921,705
Alnylam Pharmaceuticals, Inc. (a)	9,732	760,069
AMAG Pharmaceuticals, Inc. (a)	3,886	124,002
Amicus Therapeutics, Inc. (a)	9,160	54,502
Ampio Pharmaceuticals, Inc. (a)	8,902	31,424
Anacor Pharmaceuticals, Inc. (a)	5,912	144,667
ANI Pharmaceuticals, Inc. (a)	1,809	51,158
Apricus Biosciences, Inc. (a)	16,528	24,957
Aratana Therapeutics, Inc. (a)	2,798	28,092
Arena Pharmaceuticals, Inc. (a)	36,143	151,439
Ariad Pharmaceuticals, Inc. (a)	30,529	164,857
Arqule, Inc. (a)	20,616	23,090
Array BioPharma, Inc. (a)	21,612	77,155

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
Arrowhead Research Corp. (a)	6,836	$100,968
Auspex Pharmaceuticals, Inc. (a)	1,588	40,764
Auxilium Pharmaceuticals, Inc. (a)	7,713	230,233
Avanir Pharmaceuticals, Inc. (a)	26,703	318,300
BioCryst Pharmaceuticals, Inc. (a)	10,728	104,920
BioDelivery Sciences International, Inc. (a)	7,090	121,168
BioMarin Pharmaceutical, Inc. (a)	21,733	1,568,253
Biota Pharmaceuticals, Inc. (a)	9,894	24,438
Biotime, Inc. (a)(b)	11,313	35,523
Bluebird Bio, Inc. (a)	2,803	100,572
CASI Pharmaceuticals, Inc. (a)	7,740	13,855
Catalent, Inc. (a)	6,148	153,884
Cel-Sci Corp. (a)	14,672	13,376
Celldex Therapeutics, Inc. (a)	14,024	181,751
Cerus Corp. (a)	14,468	58,017
Charles River Laboratories International, Inc. (a)	7,090	423,557
Chimerix, Inc. (a)	3,918	108,215
Cleveland Biolabs, Inc. (a)	20,827	9,560
Clovis Oncology, Inc. (a)	4,623	209,699
Columbia Laboratories, Inc. (a)	4,676	27,542
Corcept Therapeutics, Inc. (a)	16,222	43,475
CTI BioPharma Corp. (a)	30,486	73,776
Cubist Pharmaceuticals, Inc. (a)	11,347	752,760
Cumberland Pharmaceuticals, Inc. (a)	4,500	22,230
Curis, Inc. (a)	24,444	34,466
Cytokinetics, Inc. (a)	8,226	28,955
Cytori Therapeutics, Inc. (a)(b)	19,551	13,216
CytRx Corp. (a)(b)	9,758	24,785
Dendreon Corp. (a)(b)	32,515	46,822
Depomed, Inc. (a)	9,510	144,457
Discovery Laboratories, Inc. (a)	22,340	41,106
Durect Corp. (a)	26,685	39,227
Dyax Corp. (a)	21,548	218,066
Dynavax Technologies Corp. (a)	52,460	75,018
Emergent Biosolutions, Inc. (a)	4,834	103,012
Enanta Pharmaceuticals, Inc. (a)	1,103	43,646
Endo International PLC (a)	21,903	1,496,851
Endocyte, Inc. (a)	6,241	37,945
Enzo Biochem, Inc. (a)	8,028	41,344
Epizyme, Inc. (a)	1,203	32,613
Exact Sciences Corp. (a)(b)	12,831	248,665
Exelixis, Inc. (a)(b)	33,152	50,723
Foundation Medicine, Inc. (a)	2,210	41,902
Galena Biopharma, Inc. (a)	24,162	49,774
Galmed Pharmaceuticals Ltd. (a)	953	8,196
Genomic Health, Inc. (a)	3,312	93,763
GenVec, Inc. (a)	8,267	17,195
Geron Corp. (a)	26,914	53,828
GTx, Inc. (a)(b)	17,845	13,161
Halozyme Therapeutics, Inc. (a)	17,125	155,837

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	18

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
Harvard Bioscience, Inc. (a)	8,239	$33,697
Hemispherx Biopharma, Inc. (a)	9,683	3,107
Horizon Pharma PLC (a)	9,385	115,248
Hyperion Therapeutics, Inc. (a)	1,275	32,155
Idera Pharmaceuticals, Inc. (a)(b)	15,573	35,662
Illumina, Inc. (a)	19,971	3,273,646
Immunogen, Inc. (a)	14,079	149,097
Immunomedics, Inc. (a)	18,403	68,459
Impax Laboratories, Inc. (a)	10,258	243,217
Incyte Corp. Ltd. (a)	22,806	1,118,634
Infinity Pharmaceuticals, Inc. (a)	7,375	98,972
Inovio Pharmaceuticals, Inc. (a)(b)	9,511	93,683
Insmed, Inc. (a)	6,623	86,430
Insys Therapeutics, Inc. (a)	989	38,353
Intercept Pharmaceuticals, Inc. (a)	1,827	432,433
Intrexon Corp. (a)	3,921	72,852
Ironwood Pharmaceuticals, Inc. (a)	19,090	247,311
Isis Pharmaceuticals, Inc. (a)	17,384	675,021
Jazz Pharmaceuticals PLC (a)	8,478	1,361,228
Karyopharm Therapeutics, Inc. (a)	1,473	51,467
Keryx Biopharmaceuticals, Inc. (a)(b)	14,309	196,749
Kite Pharma, Inc. (a)	1,072	30,552
KYTHERA Biopharmaceuticals, Inc. (a)	2,175	71,253
Lannett Co., Inc. (a)	4,175	190,714
Lexicon Pharmaceuticals, Inc. (a)	43,307	61,063
Ligand Pharmaceuticals, Inc., Class B (a)	3,033	142,521
Luminex Corp. (a)	6,305	122,947
MannKind Corp. (a)(b)	37,112	219,332
The Medicines Co. (a)	10,340	230,789
Medivation, Inc. (a)	11,370	1,124,152
Merrimack Pharmaceuticals, Inc. (a)	12,795	112,340
MiMedx Group, Inc. (a)	11,046	78,758
Momenta Pharmaceuticals, Inc. (a)	8,706	98,726
Myriad Genetics, Inc. (a)(b)	10,997	424,154
Nanosphere, Inc. (a)	18,468	10,527
Nektar Therapeutics (a)	20,082	242,390
Neuralstem, Inc. (a)(b)	17,361	56,944
Neurocrine Biosciences, Inc. (a)	11,389	178,466
NewLink Genetics Corp. (a)	2,497	53,486
Northwest Biotherapeutics, Inc. (a)	5,743	28,887
Novavax, Inc. (a)	38,640	161,129
NPS Pharmaceuticals, Inc. (a)	14,842	385,892
Omeros Corp. (a)(b)	4,028	51,236
Oncothyreon, Inc. (a)	17,944	34,452
Ophthotech Corp. (a)	1,149	44,731
Opko Health, Inc. (a)(b)	35,588	302,854
Orexigen Therapeutics, Inc. (a)(b)	18,080	77,021
Organovo Holdings, Inc. (a)(b)	9,316	59,343
Osiris Therapeutics, Inc. (a)	3,311	41,685

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
Otonomy, Inc. (a)	1,582	$37,968
Pacific Biosciences of California, Inc. (a)	10,142	49,797
Pacira Pharmaceuticals, Inc. (a)	5,453	528,505
Pain Therapeutics, Inc. (a)	8,736	34,158
Palatin Technologies, Inc. (a)	16,279	15,139
PDL BioPharma, Inc.	24,747	184,860
Peregrine Pharmaceuticals, Inc. (a)(b)	36,863	50,134
Pernix Therapeutics Holdings (a)	4,089	31,403
Pfenex, Inc. (a)	1,203	8,854
Pharmacyclics, Inc. (a)	8,998	1,056,635
Portola Pharmaceuticals, Inc. (a)	4,721	119,347
Pozen, Inc. (a)	5,597	41,082
Prestige Brands Holdings, Inc. (a)	8,441	273,235
Progenics Pharmaceuticals, Inc. (a)	13,403	69,562
Prothena Corp. PLC (a)	3,641	80,685
PTC Therapeutics, Inc. (a)	2,182	96,030
Puma Biotechnology, Inc. (a)	2,972	709,030
Quintiles Transnational Holdings, Inc. (a)	8,594	479,373
Raptor Pharmaceutical Corp. (a)(b)	11,056	106,027
Receptos, Inc. (a)	2,823	175,336
Relypsa, Inc. (a)	1,263	26,637
Repligen Corp. (a)	5,025	100,048
Repros Therapeutics, Inc. (a)	4,528	44,827
Retrophin, Inc. (a)	2,968	26,771
Revance Therapeutics, Inc. (a)	1,448	27,990
Rexahn Pharmaceuticals, Inc. (a)	36,171	29,298
Rigel Pharmaceuticals, Inc. (a)	16,778	32,549
Sage Therapeutics, Inc. (a)	726	22,869
Sagent Pharmaceuticals, Inc. (a)	3,816	118,678
Salix Pharmaceuticals Ltd. (a)	9,415	1,471,000
Sangamo Biosciences, Inc. (a)	11,016	118,808
Sarepta Therapeutics, Inc. (a)	6,277	132,445
Sciclone Pharmaceuticals, Inc. (a)	8,719	60,074
Seattle Genetics, Inc. (a)	14,971	556,622
Sequenom, Inc. (a)(b)	22,329	66,317
Spectrum Pharmaceuticals, Inc. (a)	11,101	90,362
StemCells, Inc. (a)	19,530	24,608
Sucampo Pharmaceuticals, Inc., Class A (a)	4,619	30,023
Sunesis Pharmaceuticals, Inc. (a)	5,806	41,455
Synageva BioPharma Corp. (a)	3,388	233,027
Synergy Pharmaceuticals, Inc. (a)(b)	10,996	30,624
Synta Pharmaceuticals Corp. (a)	15,752	47,413
Techne Corp.	5,373	502,644
Tetraphase Pharmaceuticals, Inc. (a)	2,067	41,237
TG Therapeutics, Inc. (a)	3,928	41,912
TherapeuticsMD, Inc. (a)	14,814	68,737
Theravance Biopharma, Inc. (a)(b)	3,971	91,531

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	19

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (concluded)
Theravance, Inc.	12,511	$213,813
Threshold Pharmaceuticals, Inc. (a)	12,218	44,107
Transcept Pharmaceuticals, Inc.	16,237	32,880
Trubion Pharmaceuticals, Inc.	3,113	—
Ultragenyx Pharmaceutical, Inc. (a)	3,425	193,855
United Therapeutics Corp. (a)	6,963	895,790
Vanda Pharmaceuticals, Inc. (a)	6,032	62,612
Vical, Inc. (a)	29,769	33,341
Vivus, Inc. (a)(b)	17,507	67,577
XenoPort, Inc. (a)	11,650	62,677
XOMA Corp. (a)	14,458	60,868
ZIOPHARM Oncology, Inc. (a)	21,202	55,973
ZS Pharma, Inc. (a)	860	33,738

		35,079,124

Real Estate Investment & Services — 1.0%
Alexander & Baldwin, Inc.	6,845	246,215
Altisource Portfolio Solutions SA (a)	2,522	254,218
American Realty Investors, Inc. (a)	1,631	8,742
AV Homes, Inc. (a)	2,544	37,270
BBX Capital Corp. (a)	1,716	29,910
CareTrust REIT, Inc. (a)	4,763	68,111
Columbia Property Trust, Inc.	19,040	454,485
Consolidated-Tomoka Land Co.	1,260	61,828
Forest City Enterprises, Inc., Class A (a)	24,288	475,073
Forestar Group, Inc. (a)	5,654	100,189
Gaming and Leisure Properties, Inc.	14,362	443,786
HFF, Inc., Class A	5,216	151,003
The Howard Hughes Corp. (a)	4,827	724,050
Jones Lang LaSalle, Inc.	6,765	854,690
Kennedy-Wilson Holdings, Inc.	10,998	263,512
Maui Land & Pineapple Co., Inc. (a)	5,106	29,104
Move, Inc. (a)	7,092	148,648
Nationstar Mortgage Holdings, Inc. (a)	3,601	123,298
Realogy Holdings Corp. (a)	22,146	823,831
Reis, Inc.	1,837	43,335
The St. Joe Co. (a)	13,438	267,819
Tejon Ranch Co. (a)	2,659	74,558
Transcontinental Realty Investors, Inc. (a)	393	3,930
Trulia, Inc. (a)	5,276	257,997
Zillow, Inc. Class A (a)	3,855	447,142

		6,392,744

Real Estate Investment Trusts (REITs) — 8.5%
Acadia Realty Trust	8,458	233,272
Agree Realty Corp.	3,375	92,407
Alexander's, Inc.	344	128,625
Alexandria Real Estate Equities, Inc.	10,646	785,142

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Altisource Residential Corp.	9,073	$217,752
American Assets Trust, Inc.	5,207	171,675
American Campus Communities, Inc.	15,864	578,243
American Capital Agency Corp.	54,204	1,151,835
American Capital Mortgage Investment Corp.	9,236	173,822
American Homes 4 Rent, Class A	20,595	347,850
American Realty Capital Properties, Inc.	141,081	1,701,437
Annaly Capital Management, Inc.	138,586	1,480,098
Anworth Mortgage Asset Corp.	19,542	93,606
Apollo Commercial Real Estate Finance, Inc.	8,159	128,178
Apollo Residential Mortgage, Inc.	5,765	88,954
Arbor Realty Trust, Inc.	9,585	64,603
Arlington Asset Investment Corp.	1,883	47,847
ARMOUR Residential REIT, Inc.	59,489	229,033
Ashford Hospitality Prime, Inc.	3,025	46,071
Ashford Hospitality Trust, Inc.	12,545	128,210
Associated Estates Realty Corp.	10,239	179,285
Aviv REIT, Inc.	4,511	118,865
BioMed Realty Trust, Inc.	29,081	587,436
Blackstone Mortgage Trust, Inc., Class A	7,489	202,952
Brandywine Realty Trust	23,241	327,001
Brixmor Property Group, Inc.	4,767	106,113
BRT Realty Trust (a)	3,601	27,008
Camden Property Trust	12,650	866,904
Campus Crest Communities, Inc.	10,740	68,736
Capstead Mortgage Corp.	13,114	160,515
CBL & Associates Properties, Inc.	25,753	460,979
Cedar Realty Trust, Inc.	12,109	71,443
Chambers Street Properties	36,585	275,485
Chatham Lodging Trust	5,995	138,365
Chesapeake Lodging Trust	8,583	250,194
Chimera Investment Corp.	167,487	509,160
CIM Commercial Trust Corp.	2,227	49,172
Colony Financial, Inc.	14,537	325,338
Coresite Realty Corp.	3,504	115,176
Corporate Office Properties Trust	13,407	344,828
Cousins Properties, Inc.	27,054	323,295
CubeSmart	19,811	356,202
CyrusOne, Inc.	3,296	79,236
CYS Investments, Inc.	27,099	223,296
DCT Industrial Trust, Inc.	47,705	358,265
DDR Corp.	43,400	726,082
DiamondRock Hospitality Co.	28,241	358,096
Digital Realty Trust, Inc.	20,186	1,259,203
Douglas Emmett, Inc.	20,008	513,605
Duke Realty Corp.	49,363	848,056
DuPont Fabros Technology, Inc.	10,020	270,941
EastGroup Properties, Inc.	4,779	289,560

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	20

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Education Realty Trust, Inc.	17,065	$175,428
Empire State Realty Trust, Inc., Class A	14,404	216,348
EPR Properties	8,521	431,844
Equity Commonwealth	16,555	425,629
Equity Lifestyle Properties, Inc.	12,725	539,031
Equity One, Inc.	8,953	193,653
Excel Trust, Inc.	11,118	130,859
Extra Space Storage, Inc.	16,748	863,694
Federal Realty Investment Trust	9,967	1,180,691
FelCor Lodging Trust, Inc.	19,363	181,238
First Industrial Realty Trust, Inc.	15,801	267,195
First Potomac Realty Trust	10,450	122,787
Franklin Street Properties Corp.	14,004	157,125
Geo Group, Inc.	10,503	401,425
Getty Realty Corp.	4,945	84,065
Gladstone Commercial Corp.	6,637	112,763
Glimcher Realty Trust	23,212	314,290
Government Properties Income Trust	8,160	178,786
Gramercy Property Trust, Inc.	16,896	97,321
Hatteras Financial Corp.	14,923	268,017
Healthcare Realty Trust, Inc.	14,365	340,163
Healthcare Trust of America, Inc., Class A	25,818	299,489
Hersha Hospitality Trust	30,134	191,954
Highwoods Properties, Inc.	13,243	515,153
Home Properties, Inc.	8,866	516,356
Hospitality Properties Trust	22,405	601,574
Hudson Pacific Properties, Inc.	9,641	237,747
Inland Real Estate Corp.	13,981	138,552
Invesco Mortgage Capital, Inc.	19,909	312,969
Investors Real Estate Trust	18,496	142,419
iStar Financial, Inc. (a)	11,282	152,307
Kilroy Realty Corp.	12,656	752,273
Kite Realty Group Trust	6,550	158,772
LaSalle Hotel Properties	15,451	529,042
Lexington Realty Trust	29,464	288,453
Liberty Property Trust	21,892	728,128
LTC Properties, Inc.	5,603	206,695
Mack-Cali Realty Corp.	12,852	245,602
Medical Properties Trust, Inc.	26,239	321,690
MFA Financial, Inc.	52,191	406,046
Mid-America Apartment Communities, Inc.	11,511	755,697
Monmouth Real Estate Investment Corp., Class A	11,645	117,847
National Health Investors, Inc.	4,453	254,444
National Retail Properties, Inc.	18,515	640,064
New Residential Investment Corp.	14,544	84,792
New York Mortgage Trust, Inc.	18,994	137,327
New York REIT, Inc.	14,531	149,379
Newcastle Investment Corp.	19,049	241,541

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
NorthStar Realty Finance Corp.	29,472	$520,770
Omega Healthcare Investors, Inc.	19,201	656,482
One Liberty Properties, Inc.	3,179	64,311
Parkway Properties, Inc.	11,089	208,251
Pebblebrook Hotel Trust	9,764	364,588
Pennsylvania Real Estate Investment Trust	10,676	212,879
PennyMac Mortgage Investment Trust (c)	10,450	223,943
Piedmont Office Realty Trust, Inc., Class A	23,343	411,771
Post Properties, Inc.	8,052	413,390
Potlatch Corp.	6,073	244,195
PS Business Parks, Inc.	2,968	225,984
RAIT Financial Trust	9,876	73,379
Ramco-Gershenson Properties Trust	11,192	181,870
Rayonier, Inc.	18,813	585,837
Realty Income Corp.	32,933	1,343,337
Redwood Trust, Inc.	12,734	211,130
Regency Centers Corp.	13,766	741,024
Resource Capital Corp.	24,290	118,292
Retail Opportunity Investments Corp.	13,711	201,552
Retail Properties of America, Inc., Class A	26,354	385,559
RLJ Lodging Trust	17,926	510,353
Rouse Properties, Inc.	5,638	91,166
Sabra Health Care REIT, Inc.	7,937	193,028
Saul Centers, Inc.	2,852	133,302
Senior Housing Properties Trust	30,472	637,474
Silver Bay Realty Trust Corp.	6,204	100,567
SL Green Realty Corp.	14,068	1,425,370
Sovran Self Storage, Inc.	4,831	359,233
Spirit Realty Capital, Inc.	56,368	618,357
STAG Industrial, Inc.	9,468	196,082
Starwood Property Trust, Inc.	34,796	764,120
Starwood Waypoint Residential Trust	6,388	166,152
Strategic Hotels & Resorts, Inc. (a)	37,440	436,176
Summit Hotel Properties, Inc.	7,025	75,729
Sun Communities, Inc.	6,054	305,727
Sunstone Hotel Investors, Inc.	27,919	385,841
Supertel Hospitality, Inc. (a)	985	2,197
Tanger Factory Outlet Centers	15,165	496,199
Taubman Centers, Inc.	9,446	689,558
Terreno Realty Corp.	6,723	126,594
Two Harbors Investment Corp.	56,276	544,189
UDR, Inc.	37,716	1,027,761
UMH Properties, Inc.	9,986	94,867
United Development Funding IV	4,691	92,976
Universal Health Realty Income Trust	1,725	71,898

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	21

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
Urstadt Biddle Properties, Inc., Class A	3,630	$73,689
Walter Investment Management Corp. (a)	5,793	127,156
Washington Prime Group, Inc.	23,415	409,294
Washington Real Estate Investment Trust	9,975	253,165
Weingarten Realty Investors	16,823	529,924
Western Asset Mortgage Capital Corp.	2,124	31,393
Winthrop Realty Trust	8,263	124,523
WP Carey, Inc.	10,371	661,359

		53,632,079

Software & Computer Services — 6.7%
ACI Worldwide, Inc. (a)	17,414	326,687
Actua Corp. (a)	6,786	108,712
Actuate Corp. (a)	8,413	32,811
Advent Software, Inc.	6,440	203,246
Allscripts Healthcare Solutions, Inc. (a)	24,263	325,488
American Software, Inc., Class A	5,062	44,647
Angie's List, Inc. (a)	7,923	50,470
ANSYS, Inc. (a)	13,494	1,021,091
AOL, Inc. (a)	11,673	524,701
Arista Networks, Inc. (a)	749	66,159
Aspen Technology, Inc. (a)	13,570	511,860
athenahealth, Inc. (a)	5,643	743,127
Authentidate Holding Corp. (a)	13,517	9,192
Blackbaud, Inc.	6,868	269,844
Blucora, Inc. (a)	6,927	105,567
Bottomline Technologies, Inc. (a)	6,036	166,533
BroadSoft, Inc. (a)	4,796	100,908
CACI International, Inc., Class A (a)	3,395	241,962
Cadence Design Systems, Inc. (a)	43,119	742,078
Calix, Inc. (a)	6,241	59,726
Callidus Software, Inc. (a)	7,727	92,879
CDW Corp.	12,980	403,029
ChannelAdvisor Corp. (a)	2,829	46,396
Ciber, Inc. (a)	11,476	39,363
Cogent Communications Group, Inc.	6,888	231,506
CommVault Systems, Inc. (a)	6,399	322,510
Computer Programs & Systems, Inc.	1,810	104,057
Computer Task Group, Inc.	2,432	26,995
Compuware Corp.	32,902	349,090
Comverse, Inc. (a)	3,640	81,281
Concur Technologies, Inc. (a)	7,147	906,383
Cornerstone OnDemand, Inc. (a)	7,517	258,660
Crexendo, Inc. (a)	3,732	10,263
CSG Systems International, Inc.	5,270	138,496
Cvent, Inc. (a)	2,021	51,273

Common Stocks	Shares	Value

Software & Computer Services (continued)
Datalink Corp. (a)	3,557	$37,811
DealerTrack Holdings, Inc. (a)	6,632	287,895
Demandware, Inc. (a)	4,556	231,992
DeVry Education Group, Inc.	8,225	352,112
Digimarc Corp.	1,650	34,171
Digital River, Inc. (a)	5,923	86,002
DST Systems, Inc.	4,398	369,080
Ebix, Inc.	5,114	72,517
Ellie Mae, Inc. (a)	3,164	103,146
Endurance International Group Holdings, Inc. (a)	3,270	53,203
Envestnet, Inc. (a)	4,798	215,910
EPAM Systems, Inc. (a)	2,549	111,621
EPIQ Systems, Inc.	4,838	84,955
Equinix, Inc. (a)	7,421	1,576,814
Evolving Systems, Inc.	2,275	20,839
Fair Isaac Corp.	4,811	265,086
FalconStor Software, Inc. (a)	16,584	19,072
FireEye, Inc. (a)	5,004	152,922
Forrester Research, Inc.	1,834	67,601
Fortinet, Inc. (a)	20,649	521,697
Gartner, Inc. (a)	13,090	961,722
Gigamon, Inc. (a)	2,926	30,635
Gogo, Inc. (a)(b)	7,218	121,695
GSE Systems, Inc. (a)	4,471	6,975
Guidance Software, Inc. (a)	4,351	29,282
Guidewire Software, Inc. (a)	10,363	459,495
The Hackett Group, Inc.	5,104	30,420
IAC/InterActiveCorp	11,345	747,635
iGATE Corp. (a)	4,787	175,779
Immersion Corp. (a)	5,196	44,582
IMS Health Holdings, Inc. (a)	7,784	203,863
Infoblox, Inc. (a)	7,904	116,584
Informatica Corp. (a)	16,399	561,502
Innodata, Inc. (a)	5,402	16,476
Interactive Intelligence Group, Inc. (a)	2,629	109,892
Internap Network Services Corp. (a)	9,928	68,503
Internet Patents Corp. (a)	1,714	5,279
IntraLinks Holdings, Inc. (a)	7,451	60,353
j2 Global, Inc.	6,861	338,659
The KEYW Holding Corp. (a)(b)	4,780	52,915
Leidos Holdings, Inc.	9,070	311,373
Limelight Networks, Inc. (a)	16,452	38,415
LivePerson, Inc. (a)	8,690	109,407
LogMeIn, Inc. (a)	3,729	171,795
Looksmart Ltd. (a)	3,019	6,642
Manhattan Associates, Inc. (a)	11,164	373,101
Marketo, Inc. (a)	3,733	120,576
Mastech Holdings, Inc.	1,020	10,302
MedAssets, Inc. (a)	9,552	197,917
Medidata Solutions, Inc. (a)	8,016	355,029

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	22

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Software & Computer Services (continued)
Mentor Graphics Corp.	14,013	$287,196
Merge Healthcare, Inc. (a)	15,954	35,099
MicroStrategy, Inc., Class A (a)	1,382	180,821
Monotype Imaging Holdings, Inc.	5,834	165,219
Netscout Systems, Inc. (a)	5,584	255,747
NetSuite, Inc. (a)	4,818	431,404
NIC, Inc.	9,365	161,265
Nuance Communications, Inc. (a)	37,514	578,278
Palo Alto Networks, Inc. (a)	9,096	892,318
PC-Tel, Inc.	3,495	26,527
PDF Solutions, Inc. (a)	4,645	58,573
Pegasystems, Inc.	5,608	107,169
Perficient, Inc. (a)	6,064	90,899
Premier, Inc., Class A (a)	4,858	159,634
Premiere Global Services, Inc. (a)	6,927	82,916
Progress Software Corp. (a)	7,757	185,470
Proofpoint, Inc. (a)	4,366	162,153
PROS Holdings, Inc. (a)	4,092	103,118
PTC, Inc. (a)	17,369	640,916
QAD, Inc., Class A	1,149	21,394
QAD, Inc., Class B	1,021	16,050
Qlik Technologies, Inc. (a)	13,596	367,636
Quality Systems, Inc.	7,566	104,184
Qualys, Inc. (a)	2,000	53,200
Rackspace Hosting, Inc. (a)	17,607	573,108
RealPage, Inc. (a)	8,197	127,053
Rightside Group Ltd. (a)	1,909	18,613
RigNet, Inc. (a)	2,204	89,152
RingCentral, Inc., Class A (a)	3,039	38,626
Rocket Fuel, Inc. (a)(b)	2,370	37,446
Rosetta Stone, Inc. (a)	3,184	25,631
Rovi Corp. (a)	14,183	280,043
Sapient Corp. (a)	16,948	237,272
Science Applications International Corp.	5,931	262,328
SciQuest, Inc. (a)	4,688	70,508
Selectica, Inc. (a)	2,985	17,880
ServiceNow, Inc. (a)	18,481	1,086,313
Shutterstock, Inc. (a)	1,934	138,049
Silver Spring Networks, Inc. (a)	3,753	36,216
Smith Micro Software, Inc. (a)	7,292	6,494
SoftBrands, Inc. (a)	114	—
SolarWinds, Inc. (a)	9,809	412,468
Solera Holdings, Inc.	10,149	571,998
Splunk, Inc. (a)	17,060	944,442
SPS Commerce, Inc. (a)	2,710	144,036
SS&C Technologies Holdings, Inc. (a)	9,629	422,617
Support.com, Inc. (a)	13,215	28,544
Synchronoss Technologies, Inc. (a)	4,820	220,660
Synopsys, Inc. (a)	22,844	906,793
Syntel, Inc. (a)	2,289	201,295
Tableau Software, Inc., Class A (a)	5,580	405,387

Common Stocks	Shares	Value

Software & Computer Services (concluded)
Tangoe, Inc. (a)	6,350	$86,042
TeleCommunication Systems, Inc., Class A (a)	11,480	32,029
TeleNav, Inc. (a)	4,941	33,105
Textura Corp. (a)(b)	2,287	60,377
TIBCO Software, Inc. (a)	22,912	541,411
Twitter, Inc. (a)	72,553	3,742,284
Tyler Technologies, Inc. (a)	4,457	393,999
The Ultimate Software Group, Inc. (a)	4,195	593,634
Unisys Corp. (a)	7,575	177,331
United Online, Inc.	3,255	35,642
Unwired Planet, Inc. (a)	11,796	21,941
Vantiv, Inc., Class A (a)	21,651	669,016
VASCO Data Security International, Inc. (a)	4,839	90,876
Vectrus, Inc. (a)	1,504	29,367
Veeva Systems, Inc., Class A (a)	4,677	131,751
Verint Systems, Inc. (a)	8,298	461,452
VirnetX Holding Corp. (a)(b)	6,877	41,262
Virtusa Corp. (a)	4,107	146,045
VMware, Inc., Class A (a)	12,568	1,179,381
Voltari Corp. (a)	1,272	1,921
Web.com Group, Inc. (a)	7,721	154,111
Workday, Inc., Class A (a)	13,662	1,127,115
Zix Corp. (a)	12,044	41,190
zulily, Inc., Class A (a)	2,373	89,913
Zynga, Inc., Class A (a)	100,055	270,148

		41,839,740

Support Services — 4.5%
ABM Industries, Inc.	7,020	180,344
Acacia Research Corp.	8,239	127,540
Advanced Emissions Solutions, Inc. (a)	3,711	78,933
The Advisory Board Co. (a)	5,558	258,947
AM Castle & Co. (a)	3,004	25,654
Amdocs Ltd.	22,795	1,045,835
AMN Healthcare Services, Inc. (a)	7,283	114,343
AMREP Corp. (a)	600	2,796
Applied Industrial Technologies, Inc.	5,953	271,754
ARC Document Solutions, Inc. (a)	7,146	57,883
Barnes Group, Inc.	6,708	203,588
Barrett Business Services, Inc.	1,189	46,954
Bazaarvoice, Inc. (a)	7,247	53,555
Black Box Corp.	2,395	55,851
Booz Allen Hamilton Holding Corp.	10,829	253,399
The Brink's Co.	6,746	162,174
Broadridge Financial Solutions, Inc.	17,372	723,196
Cardtronics, Inc. (a)	6,774	238,445
Cartesian, Inc. (a)	2,116	7,364

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	23

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Support Services (continued)
Casella Waste Systems, Inc. (a)	9,636	$37,099
Cass Information Systems, Inc.	1,314	54,400
CBIZ, Inc. (a)	6,146	48,369
CDI Corp.	1,891	27,457
Cenveo, Inc. (a)	15,636	38,621
Clean Harbors, Inc. (a)	8,254	445,056
Comfort Systems USA, Inc.	5,684	77,018
Convergys Corp.	14,319	255,165
CoreLogic, Inc. (a)	13,187	356,972
The Corporate Executive Board Co.	5,083	305,336
Corrections Corp. of America	17,205	591,164
CoStar Group, Inc. (a)	4,784	744,103
CRA International, Inc. (a)	1,964	49,945
Crawford & Co., Class B	3,747	30,913
Cross Country Healthcare, Inc. (a)	5,567	51,717
Deluxe Corp.	7,145	394,118
Dice Holdings, Inc. (a)	6,055	50,741
DigitalGlobe, Inc. (a)	10,483	298,765
DXP Enterprises, Inc. (a)	1,677	123,561
Ennis, Inc.	3,906	51,442
Euronet Worldwide, Inc. (a)	7,261	347,003
EVERTEC, Inc.	11,013	246,030
ExamWorks Group, Inc. (a)	5,411	177,210
ExlService Holdings, Inc. (a)	4,795	117,046
The ExOne Co. (a)	1,264	26,405
Exponent, Inc.	2,015	142,823
FleetCor Technologies, Inc. (a)	11,150	1,584,638
Franklin Covey Co. (a)	2,677	52,442
Frontline Capital Group (a)	300	—
FTI Consulting, Inc. (a)	5,990	209,410
Furmanite Corp. (a)	7,007	47,367
G&K Services, Inc., Class A	2,859	158,331
Genpact Ltd. (a)	22,881	373,418
Global Cash Access Holdings, Inc. (a)	10,402	70,214
Global Payments, Inc.	10,267	717,458
Global Power Equipment Group, Inc.	2,352	35,045
GP Strategies Corp. (a)	3,185	91,473
HD Supply Holdings, Inc. (a)	16,723	455,869
Heartland Payment Systems, Inc.	5,291	252,487
Heidrick & Struggles International, Inc.	2,179	44,757
Heritage-Crystal Clean, Inc. (a)	1,910	28,383
Higher One Holdings, Inc. (a)	7,183	17,742
Hudson Global, Inc. (a)	7,486	28,297
Huron Consulting Group, Inc. (a)	3,528	215,102
ICF International, Inc. (a)	3,065	94,371
Imperva, Inc. (a)	2,965	85,184
InnerWorkings, Inc. (a)	7,279	58,887
Insperity, Inc.	3,118	85,246
Jack Henry & Associates, Inc.	12,243	681,445
Kaman Corp.	3,831	150,558

Common Stocks	Shares	Value

Support Services (continued)
Kelly Services, Inc., Class A	3,722	$58,324
Kforce, Inc.	4,578	89,591
Korn/Ferry International (a)	7,608	189,439
LifeLock, Inc. (a)	11,210	160,191
LinkedIn Corp. (a)	14,936	3,103,551
Lionbridge Technologies, Inc. (a)	10,845	48,803
Manpowergroup, Inc.	11,578	811,618
MAXIMUS, Inc.	9,912	397,769
McGrath RentCorp	3,369	115,220
Mistras Group, Inc. (a)	3,074	62,710
Mobile Mini, Inc.	6,204	216,954
ModusLink Global Solutions, Inc. (a)	9,568	34,158
Monster Worldwide, Inc. (a)	14,709	80,900
MSC Industrial Direct Co., Inc., Class A	7,104	607,108
MWI Veterinary Supply, Inc. (a)	2,061	305,852
Navigant Consulting, Inc. (a)	7,309	101,668
NeuStar, Inc., Class A (a)	8,472	210,360
Odyssey Marine Exploration, Inc. (a)(b)	20,285	18,459
On Assignment, Inc. (a)	7,290	195,736
Park-Ohio Holdings Corp.	1,503	71,934
Perma-Fix Environmental Services (a)	1,637	6,253
Power Solutions International, Inc. (a)	377	26,013
PowerSecure International, Inc. (a)	3,462	33,166
PRGX Global, Inc. (a)	6,115	35,834
Quad/Graphics, Inc.	3,688	70,994
Quest Resource Holding Corp. (a)	6,457	11,106
Rentrak Corp. (a)	1,931	117,675
Resources Connection, Inc.	5,694	79,374
RPX Corp. (a)	6,187	84,948
RR Donnelley & Sons Co.	29,552	486,426
Schnitzer Steel Industries, Inc., Class A	3,674	88,360
ServiceSource International, Inc. (a)	10,518	33,973
Sharps Compliance Corp. (a)	5,668	24,769
The Standard Register Co. (a)	2,919	14,974
StarTek, Inc. (a)	3,340	25,852
Sykes Enterprises, Inc. (a)	5,857	117,023
Team, Inc. (a)	3,018	114,412
TeleTech Holdings, Inc. (a)	2,889	71,012
Tetra Tech, Inc.	9,437	235,736
Towers Watson & Co., Class A	9,616	956,792
TriNet Group, Inc. (a)	2,919	75,164
TrueBlue, Inc. (a)	6,199	156,587
U.S. Ecology, Inc.	3,122	145,985
UniFirst Corp.	2,188	211,339
United Stationers, Inc.	5,522	207,462
Universal Technical Institute, Inc.	3,377	31,575

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	24

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Support Services (concluded)
URS Corp.	10,246	$590,272
Verisk Analytics, Inc., Class A (a)	22,055	1,342,929
Viad Corp.	3,107	64,160
WageWorks, Inc. (a)	4,832	220,001
Waste Connections, Inc.	18,124	879,376
WEX, Inc. (a)	5,639	622,094

		28,597,139

Technology Hardware & Equipment — 4.6%
3D Systems Corp. (a)(b)	15,289	708,951
ADTRAN, Inc.	8,404	172,534
Advanced Energy Industries, Inc. (a)	5,935	111,519
Advanced Micro Devices, Inc. (a)	94,030	320,642
Agilysys, Inc. (a)	3,119	36,586
Alliance Fiber Optic Products, Inc.	2,653	32,977
Amkor Technology, Inc. (a)	16,514	138,883
Amtech Systems, Inc. (a)	2,148	22,984
ANADIGICS, Inc. (a)	19,442	13,084
Applied Micro Circuits Corp. (a)	11,676	81,732
ARRIS Group, Inc. (a)	18,325	519,605
Aruba Networks, Inc. (a)	16,365	353,157
Atmel Corp. (a)	61,546	497,292
Axcelis Technologies, Inc. (a)	19,244	38,296
Brocade Communications Systems, Inc.	63,008	684,897
Brooks Automation, Inc.	9,688	101,821
Cabot Microelectronics Corp. (a)	3,440	142,588
CalAmp Corp. (a)(b)	5,523	97,315
Cavium, Inc. (a)	8,042	399,929
Ceva, Inc. (a)	4,009	53,881
Ciena Corp. (a)	16,392	274,074
Cirrus Logic, Inc. (a)	9,173	191,257
Clearfield, Inc. (a)	2,370	30,170
Cohu, Inc.	3,077	36,832
CommScope Holding Co., Inc. (a)	12,379	295,982
Comtech Telecommunications Corp.	2,512	93,321
Concurrent Computer Corp.	3,805	27,700
Cray, Inc. (a)	6,296	165,207
Cree, Inc. (a)	17,538	718,181
Cypress Semiconductor Corp. (a)	21,268	210,021
Dataram Corp. (a)	2,046	5,115
Diebold, Inc.	9,578	338,295
Digi International, Inc. (a)	4,719	35,393
Diodes, Inc. (a)	5,275	126,178
Dot Hill Systems Corp. (a)	12,021	45,439
DSP Group, Inc. (a)	3,838	34,043
Dycom Industries, Inc. (a)	5,349	164,268
EchoStar Corp., Class A (a)	6,098	297,338
Electronics for Imaging, Inc. (a)	6,964	307,600
Emcore Corp. (a)	7,901	44,957
Emulex Corp. (a)	14,355	70,914

Common Stocks	Shares	Value

Technology Hardware & Equipment (continued)
Entegris, Inc. (a)	20,983	$241,304
Entropic Communications, Inc. (a)	15,197	40,424
Exar Corp. (a)	7,831	70,087
Extreme Networks, Inc. (a)	15,559	74,528
Fairchild Semiconductor International, Inc. (a)	17,501	271,791
Finisar Corp. (a)	14,897	247,737
FormFactor, Inc. (a)	8,934	64,057
Freescale Semiconductor Ltd. (a)	14,909	291,173
GSI Technology, Inc. (a)	4,254	23,014
Harmonic, Inc. (a)	15,600	98,904
Hutchinson Technology, Inc. (a)	7,941	29,064
ID Systems, Inc. (a)	3,541	26,168
Identiv, Inc. (a)	1,928	25,854
Ikanos Communications, Inc. (a)	15,913	5,614
Infinera Corp. (a)	18,795	200,543
Ingram Micro, Inc., Class A (a)	22,843	589,578
Inphi Corp. (a)	3,982	57,261
Insight Enterprises, Inc. (a)	6,078	137,545
Integrated Device Technology, Inc. (a)	20,792	331,632
Integrated Silicon Solution, Inc.	4,637	63,712
InterDigital, Inc.	6,005	239,119
International Rectifier Corp. (a)	10,474	411,000
Intersil Corp., Class A	18,669	265,286
Intra-Cellular Therapies, Inc. (a)	2,546	34,906
InvenSense, Inc. (a)(b)	10,110	199,470
Ixia (a)	9,113	83,293
IXYS Corp.	3,911	41,066
JDS Uniphase Corp. (a)	34,310	439,168
Kopin Corp. (a)	11,813	40,164
Kulicke & Soffa Industries, Inc. (a)	11,109	158,081
KVH Industries, Inc. (a)	2,945	33,337
Lantronix, Inc. (a)	9,095	16,189
Lattice Semiconductor Corp. (a)	18,197	136,478
Lexmark International, Inc., Class A	8,961	380,842
Loral Space & Communications, Inc. (a)	2,066	148,359
LRAD Corp. (a)	8,678	23,517
Marvell Technology Group Ltd.	59,855	806,845
Mattson Technology, Inc. (a)	14,564	35,973
Maxim Integrated Products, Inc.	40,797	1,233,701
MaxLinear, Inc., Class A (a)	5,193	35,728
Mercury Systems, Inc. (a)	5,778	63,616
Micrel, Inc.	6,402	77,016
Microsemi Corp. (a)	14,005	355,867
MKS Instruments, Inc.	7,933	264,804
Monolithic Power Systems, Inc.	5,208	229,412
MoSys, Inc. (a)	11,339	27,440
Nanometrics, Inc. (a)	4,363	65,881
NCR Corp. (a)	24,741	826,597
NETGEAR, Inc. (a)	5,542	173,188
Nimble Storage, Inc. (a)	2,646	68,717

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	25

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Technology Hardware & Equipment (continued)
Oclaro, Inc. (a)	19,536	$27,936
OmniVision Technologies, Inc. (a)	8,160	215,914
ON Semiconductor Corp. (a)	64,996	581,064
Oplink Communications, Inc.	3,237	54,446
Optical Cable Corp.	1,750	7,928
PAR Technology Corp. (a)	4,593	22,506
Parkervision, Inc. (a)(b)	17,069	19,459
PC Connection, Inc.	2,523	54,169
Pendrell Corp. (a)	25,170	33,728
Peregrine Semiconductor Corp. (a)	3,344	41,365
Pericom Semiconductor Corp. (a)	3,697	36,009
Photronics, Inc. (a)	9,259	74,535
Pixelworks, Inc. (a)	3,290	21,253
Plantronics, Inc.	6,288	300,441
PMC - Sierra, Inc. (a)	29,785	222,196
Polycom, Inc. (a)	20,887	256,597
Power Integrations, Inc.	4,285	231,004
Procera Networks, Inc. (a)	4,723	45,246
Pulse Electronics Corp. (a)	1,702	2,298
QLogic Corp. (a)	13,407	122,808
Quantum Corp. (a)	46,623	54,083
QuickLogic Corp. (a)(b)	9,826	29,380
Qumu Corp. (a)	2,149	27,937
Rambus, Inc. (a)	17,314	216,079
RF Micro Devices, Inc. (a)	42,065	485,430
Riverbed Technology, Inc. (a)	23,816	441,668
Ruckus Wireless, Inc. (a)	7,115	95,056
Rudolph Technologies, Inc. (a)	5,897	53,368
ScanSource, Inc. (a)	4,292	148,460
Seachange International, Inc. (a)	5,030	35,009
Semtech Corp. (a)	10,162	275,898
ShoreTel, Inc. (a)	10,755	71,521
Sigma Designs, Inc. (a)	6,824	29,411
Silicon Graphics International Corp. (a)	5,817	53,691
Silicon Image, Inc. (a)	12,222	61,599
Silicon Laboratories, Inc. (a)	5,876	238,801
Skyworks Solutions, Inc.	27,515	1,597,246
Sonic Foundry, Inc. (a)	2,214	20,944
Sonus Networks, Inc. (a)	42,059	143,842
Spansion, Inc., Class A (a)	7,633	173,956
SunEdison, Inc. (a)	37,043	699,372
Super Micro Computer, Inc. (a)	5,222	153,631
Synaptics, Inc. (a)	5,441	398,281
SYNNEX Corp. (a)	3,972	256,710
Systemax, Inc. (a)	1,844	22,995
Tech Data Corp. (a)	5,477	322,376
Teradyne, Inc.	29,249	567,138
Tessera Technologies, Inc.	6,781	180,239
Transact Technologies, Inc.	2,692	18,144
TriQuint Semiconductor, Inc. (a)	25,411	484,588
Ubiquiti Networks, Inc. (a)(b)	3,318	124,525
Ultra Clean Holdings, Inc. (a)	5,086	45,520

Common Stocks	Shares	Value

Technology Hardware & Equipment (concluded)
Ultratech, Inc. (a)	4,365	$99,304
VeriFone Systems, Inc. (a)	16,801	577,618
ViaSat, Inc. (a)	6,520	359,382
Violin Memory, Inc. (a)	9,827	47,857
Vitesse Semiconductor Corp. (a)	12,786	46,030
VOXX International Corp. (a)	4,073	37,879
West Corp.	3,886	114,482
Xcerra Corp. (a)	8,384	82,079

		29,108,439

Tobacco — 0.1%
Alliance One International, Inc. (a)	13,572	26,737
Rock Creek Pharmaceuticals, Inc. (a)(b)	26,933	7,541
Schweitzer-Mauduit International, Inc.	4,593	189,737
Universal Corp.	3,104	137,787
Vector Group Ltd.	10,823	240,063

		601,865

Travel & Leisure — 5.5%
Alaska Air Group, Inc.	19,547	851,076
Allegiant Travel Co.	1,958	242,126
Ambassadors Group, Inc. (a)	4,485	16,595
AMC Entertainment Holdings, Inc., Class A	1,323	30,416
American Airlines Group, Inc.	105,006	3,725,613
ARAMARK	7,499	197,224
Avis Budget Group, Inc. (a)	15,343	842,177
Bally Technologies, Inc. (a)	5,728	462,250
Belmond Ltd., Class A (a)	13,866	161,678
Biglari Holdings, Inc. (a)	296	100,569
BJ's Restaurants, Inc. (a)	3,691	132,839
Bloomin' Brands, Inc. (a)	11,697	214,523
Bob Evans Farms, Inc.	3,677	174,069
Boyd Gaming Corp. (a)	12,757	129,611
Bravo Brio Restaurant Group, Inc. (a)	3,909	50,700
Brinker International, Inc.	9,551	485,095
Buffalo Wild Wings, Inc. (a)	2,836	380,790
Burger King Worldwide, Inc.	9,342	277,084
Caesars Entertainment Corp. (a)	5,380	67,680
Carmike Cinemas, Inc. (a)	3,932	121,813
Carrols Restaurant Group, Inc. (a)	7,191	51,128
Century Casinos, Inc. (a)	8,083	41,466
The Cheesecake Factory, Inc.	6,527	296,978
Choice Hotels International, Inc.	5,613	291,876
Churchill Downs, Inc.	1,778	173,355
Chuy's Holdings, Inc. (a)	1,727	54,211
Cinemark Holdings, Inc.	15,539	528,948
Cracker Barrel Old Country Store, Inc.	3,496	360,752

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	26

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Travel & Leisure (continued)
Del Frisco's Restaurant Group, Inc. (a)	1,744	$33,380
Denny's Corp. (a)	14,983	105,330
Diamond Resorts International, Inc. (a)	5,622	127,957
DineEquity, Inc.	2,642	215,561
Domino's Pizza, Inc.	8,211	631,919
Dover Downs Gaming & Entertainment, Inc. (a)	6,916	6,847
Dover Motorsports, Inc.	2,127	4,913
Dunkin' Brands Group, Inc.	15,836	709,770
Einstein Noah Restaurant Group, Inc.	2,916	58,787
Eldorado Resorts, Inc. (a)	4,992	21,216
Empire Resorts, Inc. (a)(b)	4,635	31,101
Entertainment Gaming Asia, Inc. (a)	3,165	1,994
Extended Stay America, Inc.	5,630	133,656
Famous Dave's Of America, Inc. (a)	1,498	40,326
Fiesta Restaurant Group, Inc. (a)	4,111	204,234
Full House Resorts, Inc. (a)	9,026	10,380
Gaming Partners International Corp. (a)	1,026	8,659
Hawaiian Holdings, Inc. (a)	8,052	108,299
Hertz Global Holdings, Inc. (a)	65,675	1,667,488
Hilton Worldwide Holdings, Inc. (a)	44,827	1,104,089
HomeAway, Inc. (a)	11,586	411,303
Hyatt Hotels Corp., Class A (a)	8,741	529,005
International Game Technology	36,301	612,398
International Speedway Corp., Class A	3,616	114,410
Interval Leisure Group, Inc.	6,112	116,434
Isle of Capri Casinos, Inc. (a)	6,156	46,170
Jack in the Box, Inc.	5,792	394,956
Jamba, Inc. (a)	3,475	49,414
JetBlue Airways Corp. (a)	33,856	359,551
Krispy Kreme Doughnuts, Inc. (a)	9,962	170,948
La Quinta Holdings, Inc. (a)	2,624	49,830
Las Vegas Sands Corp.	53,786	3,346,027
Life Time Fitness, Inc. (a)	5,360	270,358
Luby's, Inc. (a)	5,639	29,999
The Madison Square Garden Co., Class A (a)	9,003	595,278
The Marcus Corp.	3,392	53,594
Marriott Vacations Worldwide Corp. (a)	4,621	293,018
MGM Resorts International (a)	50,649	1,153,784
Monarch Casino & Resort, Inc. (a)	3,046	36,278
Morgans Hotel Group Co. (a)	9,009	72,703
Multimedia Games Holding Co., Inc. (a)	4,607	165,898
Norwegian Cruise Line Holdings Ltd. (a)	13,362	481,299

Common Stocks	Shares	Value

Travel & Leisure (concluded)
Orbitz Worldwide, Inc. (a)	11,488	$90,411
Panera Bread Co., Class A (a)	3,869	629,564
Papa John's International, Inc.	4,771	190,792
Penn National Gaming, Inc. (a)	11,982	134,318
Pinnacle Entertainment, Inc. (a)	8,495	213,140
Popeyes Louisiana Kitchen, Inc. (a)	3,892	157,626
Premier Exhibitions, Inc. (a)	8,491	6,283
RCI Hospitality Holdings, Inc. (a)	3,176	35,000
Reading International, Inc., Class A (a)	5,688	47,779
Red Lion Hotels Corp. (a)	7,412	42,174
Red Robin Gourmet Burgers, Inc. (a)	2,150	122,335
Regal Entertainment Group, Class A	12,500	248,500
Republic Airways Holdings, Inc. (a)	7,388	82,081
Royal Caribbean Cruises Ltd.	23,986	1,614,018
Ruby Tuesday, Inc. (a)	10,132	59,677
Ruth's Hospitality Group, Inc.	6,152	67,918
Ryman Hospitality Properties	7,741	366,149
Sabre Corp.	4,298	76,999
Scientific Games Corp., Class A (a)	7,878	84,846
SeaWorld Entertainment, Inc.	9,734	187,185
Six Flags Entertainment Corp.	13,520	464,953
SkyWest, Inc.	6,187	48,135
Sonic Corp. (a)	8,243	184,313
Speedway Motorsports, Inc.	1,363	23,253
Spirit Airlines, Inc. (a)	10,693	739,314
Steiner Leisure Ltd. (a)	2,066	77,661
Texas Roadhouse, Inc.	8,954	249,279
Town Sports International Holdings, Inc.	5,436	36,421
Travelzoo, Inc. (a)	2,100	32,550
United Continental Holdings, Inc. (a)	54,516	2,550,804
Vail Resorts, Inc.	5,243	454,883
The Wendy's Co.	40,573	335,133
World Wrestling Entertainment, Inc.	4,661	64,182
Zoe's Kitchen, Inc. (a)(b)	1,199	36,881

		34,795,760

Total Common Stocks — 97.8%		614,981,359

Other Interests (d)	Beneficial Interest (000)

Fixed Line Telecommunications — 0.0%
Primus Telecommunications Group, Inc.	$29	—

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	27

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Other Interests (d)	Beneficial Interest (000)	Value

Pharmaceuticals & Biotechnology — 0.0%
Merck KGaA	$3	—

Real Estate Investment Trusts (REITs) — 0.0%
AmeriVest Properties, Inc. (a)	4	—

Technology Hardware & Equipment — 0.0%
Gerber Scientific, Inc.	4	—

Travel & Leisure — 0.0%
FRD Acquisition Co.	13	—

Total Other Interests — 0.0%		—

Rights – 0.0%	Shares

Technology Hardware & Equipment — 0.0%
Leap Wireless, CVR (a)	8,850	$22,302

Warrants (e)

Automobiles & Parts — 0.0%
Federal-Mogul Corp., Class A, (Issued 12/27/07, 1 Share for 1 Warrant, Expires 12/27/14, Strike Price $45.82)	249	—

Oil & Gas Producers — 0.0%
Magnum Hunter Resources Corp., (Issued 10/15/13, 1 Share for 10 Warrant, Expires 4/15/16, Strike Price $8.50)	2,485	—

Total Warrants — 0.0%		—

Total Long-Term Investments (Cost — $393,539,845) — 97.8%		615,003,661

Short-Term Securities	Shares	Value

Money Market Funds
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.03% (c)(f)	13,023,047	$13,023,047

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (c)(f)(g)	6,911	6,911,154

Total Short-Term Securities (Cost — $19,934,201) — 3.2%		19,934,201

Total Investments (Cost — $413,474,046*) — 101.0%		634,937,862
Liabilities in Excess of Other Assets — (1.0)%		(6,455,349)

Net Assets — 100.0%		$628,482,513

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$416,419,122

Gross unrealized appreciation	$243,662,252
Gross unrealized depreciation	(25,143,512)

Net unrealized appreciation	$218,518,740

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in issuers considered to be an affiliate of the Master Series during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	28

Schedule of Investments (continued)	Master Extended Market Index Series

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income
BlackRock Liquidity Funds, TempCash Institutional Class	24,257,699	—	(11,234,652)[1]	13,023,047	$13,023,047	$7,504
BlackRock Liquidity Series, LLC, Money Market Series	$20,519,002	—	$(13,607,848)[1]	$6,911,154	$6,911,154	$423,508
PennyMac Mortgage Investment Trust	5,478	4,972	—	10,450	$223,943	$15,563

[1]Represents net shares/beneficial interest sold.

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(e)	Warrants entitle the Master Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(f)	Represents the current yield as of report date.
(g)	Security was purchased with the cash collateral from loaned securities. The Master Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
48	S&P MidCap 400 E-Mini Index	Chicago Mercantile	December 2014	$6,553,920	$(259,678)
63	Russell 2000 Mini Index	ICE Futures U.S. Indices	December 2014	$6,908,580	(348,187)
Total					$(607,865)

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	29

Schedule of Investments (continued)	Master Extended Market Index Series

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 — unadjusted quoted price in active markets/exchanges for identical assets or liabilities that the Master Series has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Series' own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Series' policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Series’ policy regarding valuation of investments and derivative financial instruments, please refer to the Master Series’ most recent financial statements as contained in semi-annual report.

The following tables summarize the Master Series' investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Common Stocks:
Aerospace & Defense	$10,254,120	—	—	$10,254,120
Alternative Energy	1,100,320	—	—	1,100,320
Automobiles & Parts	13,621,173	—	—	13,621,173
Banks	31,275,116	$9,357	—	31,284,473
Beverages	418,994	—	—	418,994
Chemicals	15,485,568	—	—	15,485,568
Construction & Materials	13,753,290	—	—	13,753,290
Electricity	8,503,386	—	—	8,503,386
Electronic & Electrical Equipment	16,721,430	5,721	—	16,727,151
Financial Services	21,384,703	—	—	21,384,703
Fixed Line Telecommunications	2,954,563	—	—	2,954,563
Food & Drug Retailers	4,603,823	—	—	4,603,823
Food Producers	10,354,515	—	—	10,354,515
Forestry & Paper	1,634,177	—	—	1,634,177
Gas, Water & Multi-Utilities	8,909,724	—	—	8,909,724
General Industrials	7,833,697	—	—	7,833,697
General Retailers	28,924,901	—	—	28,924,901

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	30

Schedule of Investments (continued)	Master Extended Market Index Series

	Level 1	Level 2	Level 3	Total

Assets: (concluded)
Investments: (concluded)
Common Stocks: (concluded)
Health Care Equipment & Services	$31,596,897	—	—	$31,596,897
Household Goods & Home Construction	10,758,599	—	—	10,758,599
Industrial Engineering	19,016,539	—	—	19,016,539
Industrial Metals & Mining	4,965,826	—	—	4,965,826
Industrial Transportation	9,379,715	—	—	9,379,715
Leisure Goods	5,780,685	—	—	5,780,685
Life Insurance	3,271,663	—	—	3,271,663
Media	26,230,214	$4,842	—	26,235,056
Mining	3,300,533	—	—	3,300,533
Mobile Telecommunications	4,884,040	—	—	4,884,040
Nonlife Insurance	21,050,053	—	—	21,050,053
Oil & Gas Producers	23,313,501	1,970	—	23,315,471
Oil Equipment, Services & Distribution	16,228,575	—	—	16,228,575
Personal Goods	7,402,239	—	—	7,402,239
Pharmaceuticals & Biotechnology	35,079,124	—	—	35,079,124
Real Estate Investment & Services	6,392,744	—	—	6,392,744
Real Estate Investment Trusts (REITs)	53,632,079	—	—	53,632,079
Software & Computer Services	41,839,740	—	—	41,839,740
Support Services	28,597,139	—	—	28,597,139
Technology Hardware & Equipment	29,108,439	—	—	29,108,439
Tobacco	601,865	—	—	601,865
Travel & Leisure	34,795,760	—	—	34,795,760
Other Interests	—	—	—	—
Rights:
Technology Hardware & Equipment	—	—	22,302	22,302
Warrants	—	—	—	—
Short-Term Securities	13,023,047	6,911,154	—	19,934,201
Total	$627,982,516	$6,933,044	$22,302	$634,937,862

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [1]
Liabilities:
Equity contracts	$(607,865)	—	—	$(607,865)

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	31

Schedule of Investments (concluded)	Master Extended Market Index Series

The Master Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$648,000	—	—	$648,000
Liabilities:
Bank overdraft	—	$(79,806)	—	(79,806)
Collateral on securities loaned at value	—	(6,911,154)	—	(6,911,154)
Total	$648,000	$(6,990,960)	—	$(6,342,960)

QUANTITATIVE MASTER SERIES LLC	September 30, 2014	32

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer)
Master Extended Market Index Series of Quantitative Master Series LLC

Date: November 24, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: November 24, 2014